UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07583

HSBC ADVISOR FUNDS TRUST
(Exact name of registrant as specified in charter)

452 FIFTH AVENUE
NEW YORK, NY 10018
(Address of principal executive offices) (Zip code)

CITI FUND SERVICES
3435 STELZER ROAD
COLUMBUS, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: April 30, 2012

Item 1. Reports to Stockholders.

HSBC Global Asset Management (USA) Inc. April 30, 2012
HSBC Funds
Semi-Annual Report
	Class A	Class B	Class C	Class I
HSBC Growth Fund	HOTAX	HOTBX	HOTCX	HOTYX
HSBC Opportunity Fund	HSOAX	HOPBX	HOPCX	RESCX

Table of Contents

HSBC Family of Funds
Semi-Annual Report - April 30, 2012

Glossary of Terms
Chairman’s Message	4
President’s Message	6
Commentary From the Investment Manager	7
Portfolio Reviews	8
Portfolio Composition	12
Statements of Assets and Liabilities	14
Statements of Operations	15
Statements of Changes in Net Assets	16
Financial Highlights	20
Notes to Financial Statements	23
Investment Adviser Contract Approval	31
Table of Shareholder Expenses	34

HSBC Portfolios
Schedules of Portfolio Investments
HSBC Growth Portfolio	35
HSBC Opportunity Portfolio	37
Statements of Assets and Liabilities	39
Statements of Operations	40
Statements of Changes in Net Assets	41
Financial Highlights	42
Notes to Financial Statements	43
Investment Adviser Contract Approval	48
Table of Shareholder Expenses	51
Other Information	52

Glossary of Terms

Barclays Capital U.S. Aggregate Bond Index is an unmanaged index generally representative of investment-grade, fixed-rate debt issues, including government, corporate, asset-backed, and mortgage-backed securities, with maturities of at least one year.

Barclays Capital U.S. High-Yield Corporate Bond Index is an unmanaged index that measures the non-investment grade, USD-denominated, fixed-rate, taxable corporate bond market. Securities are classified as high-yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. The index excludes emerging markets debt.

Lipper Large-Cap Growth Funds Average is an equally weighted average of mutual funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s U.S. Diversified Equity large-cap floor. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

Lipper Mid-Cap Growth Funds Average is an equally weighted average of mutual funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s U.S. Diversified Equity large-cap floor. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P MidCap 400 Index.

Morgan Stanley Capital International Europe Australasia and Far East (“MSCI EAFE”) Index is an unmanaged free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE Index consists of the following 22 developed market countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom.

Morgan Stanley Capital International Emerging Markets (“MSCI EM”) Index is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI EM Index consists of the following 21 emerging market countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, the Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

Russell 1000® Growth Index is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2500™ Growth Index is an unmanaged index that measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values.

Standard & Poor’s 500 (“S&P 500”) Index is an unmanaged index that is widely regarded as a gauge of the U.S. equities market. This index includes 500 leading companies in leading industries of the U.S. economy. The S&P 500 Index focuses on the large-cap segment of the market, with approximately 75% coverage of U.S. equities.

Lipper is an independent mutual fund performance monitor whose results are based on total return and do not reflect a sales charge.

Securities indices assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or expenses. Securities in the Funds do not match those in the indices and performance of the Funds will differ. Investors cannot invest directly in an index.

Chairman’s Message

June 11, 2012

To Our Investors:

Investors today face a number of troubling macroeconomic issues, including a U.S. economy still struggling to recover from the widespread global downturn that began more than four years ago. Despite modest improvements in certain areas, such as the housing market and corporate profits, the economy still faced major headwinds, particularly from continued weakness in the U.S. job market. A lack of clarity on the economic outlook has led to considerable volatility in the markets: Stocks seem to rally strongly one week only to falter and shed those gains the following week. Meanwhile, conservative assets such as Treasury and money market securities have seen yields fall to historically low levels. These low yields are due in part to Federal Reserve actions designed to keep interest rates low in hopes of jumpstarting the economy.

Europe’s debt woes also are a significant source of worry for investors today. Concerns are mounting that efforts by the European Central Bank and eurozone governments to rein in the region’s debt crisis have been insufficient, and that the specter of economic recession and even default continues to loom over the region. Meanwhile governments in Europe face pressures to address their debt issues while curbing spending. It is unclear how the European debt crisis will play out, but we expect that it may take several years for these issues to unwind.

We are keeping a close watch on potential regulatory changes in the money markets. In response to a period of market illiquidity and disruptions in 2008, the U.S. Securities and Exchange Commission has engaged in an ongoing examination of the money market fund model to determine whether changes are needed. That initiative led to rule changes in 2010, and the possibility of more changes to protect money market funds from the risk of broad-based, large-scale redemptions. Two options under consideration would impose capital requirements and limitations or fees on redemptions, among other restrictions.

The money market fund industry has expressed concerns with these proposals, and it appears that there is insufficient support for additional money market fund reforms among the five SEC commissioners. However, there is the possibility that the Financial Stability Oversight Council (FSOC) may intervene in the matter if the SEC does not adopt additional reforms. Federal Reserve Bank Chairman Ben Bernanke, who is a member of the FSOC, recently expressed his support for increased regulation of money market funds.

At this point, it is not possible to predict where this debate will end and what reform, if any, will ultimately be adopted. We will continue to monitor reform proposals as we work to provide the best money market fund structures and products to meet the needs of our shareholders.

Assets in our money market funds continue to decline due in large part to the historically low yields available in the money markets. HSBC Global Asset Management (USA) Inc., the Funds’ investment advisor, along with the Funds’ other service providers provided yield support of approximately $9.9 million, during the six months’ ended April 30, 2012, to the HSBC Money Market Funds.

4       HSBC FAMILY OF FUNDS

Chairman’s Message (continued)

We are pleased to introduce two new funds in this semi-annual report. The HSBC World Selection Income Strategy Fund and the HSBC Total Return Fund. The Income Strategy Fund seeks to provide current income by investing primarily in underlying funds by utilizing a “fund of funds” structure. The Total Return Fund seeks to maximize total return which is comprised of capital appreciation and income. The Fund seeks to achieve its investment objective by investing its assets in issuers that are economically tied to emerging market countries.

During the period, due to small asset bases and dwindling investor demand, we liquidated the HSBC Investor Value Fund, the HSBC Investor International Equity and the HSBC Investor Overseas Equity Fund. We continue to review the fund offerings of the HSBC Fund Family to meet the needs of our clients.

Cordially,

Michael Seely
Chairman, HSBC Funds

This literature must be preceded or accompanied by an effective prospectus for the HSBC Funds. Investors should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The prospectus contains this and other important information about the investment company. To obtain more information, for clients of HSBC Securities (USA) Inc., please call 1-888-525-5757 or visit www.investorfunds.us.hsbc.com. For other investors and prospective investors, please call the Funds directly at 1-888-936-4722 or visit or www.emfunds.us.hsbc.com. Investors should read the prospectus carefully before investing or sending money.

HSBC FAMILY OF FUNDS       5

President’s Message

Dear Shareholder,

Welcome to the HSBC Funds semi-annual report, covering the period between November 1, 2011 and April 30, 2012. This report offers detailed information about your Funds’ investment results. We encourage you to review it carefully.

Inside these pages you will find a letter from the Funds’ Chairman, Michael Seely, in which he comments on recent market developments. The report also includes commentary from the Funds’ portfolio managers in which they discuss the investment markets and their respective Fund’s performance. Each commentary may also be accompanied by the Fund’s return for the period, listed alongside the returns of its benchmark index and peer group average for comparative purposes.

On March 20 of this year we launched the World Selection Income Strategy Fund. This Fund adds an income-oriented strategy to the World Selection suite of funds, which includes the Aggressive Strategy, Balanced Strategy, Moderate Strategy, and Conservative Strategy Funds.

On March 30, we also launched the HSBC Total Return Fund. The launch of this fund further expands on our offerings in the emerging markets – one of HSBC’s core strengths. The Total Return Fund joins the Emerging Markets Debt Fund, the Emerging Markets Local Debt Fund, and the Frontier Markets Fund as our initial fund offerings in this exciting segment of the investment market

In closing, we would like to thank you for investing through the HSBC Funds. We continue to focus the HSBC Fund Family on long-term investment solutions to assist our customers in reaching their financial goals. We appreciate the trust you place in us, and will continue working to earn it. Please contact us at any time with questions or concerns.

Sincerely,

Richard A. Fabietti
President

6       HSBC FAMILY OF FUNDS

Commentary From the Investment Manager

HSBC Global Asset Management (USA) Inc.

U.S. Economic Review
The global economy’s recovery from a historic downturn regained momentum during the six-month period between November 1, 2011 and April 30, 2012 after slowing throughout much of 2011. Moderate economic growth was fueled by increased consumer confidence, improved U.S. economic data, continued strength in emerging economies and better-than-expected corporate earnings. The economic recovery continued to benefit from the Federal Reserve Board’s pledge to maintain the federal funds rate—a key factor in lending rates—at a historically low target range between 0.00% and 0.25% through 2014.

As the period began, ongoing concerns about the eurozone debt crisis continued to fuel fears of a new global recession. However, financial markets underwent a significant shift from the volatile and bearish events of the previous six months. Fears about Europe began to subside somewhat during the first months of 2012, due in part to efforts by the European Central Bank (ECB) to stabilize the region’s banking system through infusions of capital. Meanwhile, moderate economic growth in the U.S. and, although slowing, still relatively strong growth in emerging markets helped assuage fears of a global economic downturn.

The ECB efforts to stem a liquidity crisis in European nations during the period helped alleviate fears of deepening credit problems in the eurozone. In December, the ECB began distributing inexpensive loans to European banks as part of its long-term refinancing operation (LTRO) and in March began making similar loans from an even larger pool of funds. The LTRO appeared to stabilize financial markets in the short term, but significant uncertainties remained regarding the long-term prospects of peripheral European economies to regain their competitiveness and avoid the threat of defaults. The ability of countries such as Italy, Greece and Spain to regain the confidence of the markets remained in doubt, and the long-term impact of austerity programs on economic growth also raised concerns.

Growth remained robust in many emerging economies during the period, and inflation, which had been a significant concern in previous months, eased in some nations. Economic growth in China slowed due to declining exports and industrial production as well as low levels of lending. But most signs indicated that robust domestic demand would prevent a “hard landing” for the Chinese economy. Oil prices eased somewhat during the period.

U.S. Gross Domestic Product (“GDP”)1 grew at 3.0% during the fourth quarter of 2011, a significant increase from the previous quarter. A preliminary estimate puts GDP during the first quarter at 1.9%. Job creation was robust during much of the period, and jobless claims continued a generally downward trend. However, unemployment remained relatively high. The housing market showed signs of improvement. Home sales began to stabilize and inventories began to decrease. Meanwhile, encouraging economic data bolstered the recovery. Reports showed that motor vehicle sales were strong, U.S. exports had accelerated and industrial production had increased.

Market Review
The period began with the final stretch of a sell-off in U.S. equity markets that had begun in mid-summer. After bottoming out in late November, equities changed direction with a strong rally that persisted through the duration of the period. Equities’ strong performance during the period was supported by increased optimism that the U.S. would avoid a “double dip” recession—a threat that preoccupied investors in 2011. During the period, stocks in cyclical sectors tended to perform best, while more defensive sectors lagged behind.

Stocks in other developed economies rose, too. Japanese equities performed especially well due to a strong economic rebound during the first quarter of 2012. European stocks made gains, but lagged behind U.S. markets. The S&P 500 Index1 of large-company stocks returned 12.77% for the six months ended April 2012. The MSCI EAFE Index1 of developed foreign markets returned 2.71% for the period as a whole, while the MSCI EM Index1 returned 4.02%.

Among fixed-income securities, yields on U.S. Treasury bonds increased during the period, sending prices lower. Investment grade corporate bonds showed strength, as investors sought additional yield in a low interest rate environment. High-yield bonds performed especially well as their yield spread over U.S. Treasuries declined during the period. Fixed-income markets in emerging economies performed well, as investors became more confident in the credit worthiness of emerging nations and were attracted to the additional yield of such securities. The Barclays Capital U.S. Aggregate Bond Index1, which tracks the broad investment-grade fixed-income market, returned 2.44% for the six months ended April 30, 2012, while the Barclays Capital U.S. High-Yield Corporate Bond Index1 returned 6.91%.

1 For additional information, please refer to the Glossary of Terms.

HSBC FAMILY OF FUNDS       7

Portfolio Reviews (Unaudited)

HSBC Growth Fund
(Class A Shares, Class B Shares, Class C Shares and Class I Shares)
by Clark J. Winslow, CEO and CIO/Portfolio Manager
Justin H. Kelly, CFA, Senior Managing Director/Portfolio Manager
R. Bartlett Wear, CFA, Senior Managing Director/Portfolio Manager
Winslow Capital Management, Inc.

The HSBC Growth Fund (the “Fund”) seeks long-term growth of capital. Under normal market conditions, the Fund invests primarily in U.S. and foreign equity securities of high quality companies with market capitalization generally in excess of $2 billion, which the subadviser believes have the potential to generate superior levels of long-term profitability and growth. The Fund utilizes a two-tier structure, commonly known as a “master-feeder” structure, in which the Fund invests all of its investable assets in the HSBC Growth Portfolio (the “Portfolio”). The Portfolio employs Winslow Capital Management, Inc. as its subadviser.

Investment Concerns
Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities.

The growth investment style may fall out of favor in the marketplace and result in significant declines in the value of the Portfolio’s securities. Securities of companies considered to be growth investments may have rapid price swings in the event of earnings disappointments or during periods of market, political, regulatory and economics uncertainty.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary
The Fund returned 12.54% (without sales charge) for the Class A Shares and 12.66% for the Class I Shares for the six-months ended April 30, 2012. That compared to a 14.13% total return for the Russell 1000® Growth Index1, the Fund’s primary performance benchmark, and a 12.89% total return for the Lipper Large-Cap Growth Funds Average1.

Portfolio Performance
The U.S. and global equity markets performed well during the six-month period ended April 30, 2012 as investors became increasingly convinced of the strength and continuity of the U.S. economic recovery. The U.S. economy posted 26 weeks of improved economic data during the period under review, which helped buoy investor confidence. Meanwhile, investor concerns about the European debt crisis were alleviated somewhat by a $1 trillion long-term financing option put forth by the European Central Bank in December.

Stocks performed well in that environment, and the Fund benefited in absolute terms from the increased confidence among investors. However, the Fund underperformed its benchmark primarily because of individual stock selection. The Fund’s holdings in the information technology and industrial sectors were among the largest performance detractors. Individual holdings that performed poorly included a global IT consultant, a heavy machinery company, and a third-party logistics provider.*

The Fund benefited in relative terms from its individual holdings in the telecommunications and health care sectors. Although the Fund held an underweight in the health care sector relative to its benchmark, it benefited from strong stock selection. Strong performers during the period included a global health care company and a surgical robot manufacturer.*

* Portfolio composition is subject to change.
1 For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

8       HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)

HSBC Growth Fund

				Average Annual				Expense
Fund Performance				Total Return (%)				Ratio (%)[6][6]
	Inception		Six	1	5	Since
As of April 30, 2012	Date		Months*	Year	Year	Inception		Gross	Net
HSBC Growth Fund Class A1	5/7/04	[5]	6.93	-0.85	4.64	6.37		1.30	1.19
HSBC Growth Fund Class B2	5/7/04	[5]	8.10	-0.46	4.91	6.44		2.05	1.94
HSBC Growth Fund Class C3	5/7/04	[5]	11.08	2.58	4.92	6.25		2.05	1.94
HSBC Growth Fund Class I	5/7/04	[5]	12.66	4.64	5.97	7.31		1.05	0.94
Russell 1000® Growth Index[4]	—		14.13	7.26	4.11	6.09	[7]	N/A	N/A
Lipper Large-Cap Growth Funds Average[4]	—		12.89	4.71	2.97	5.20	[8]	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower.

Certain returns shown include monies received by the Portfolio, in which the Fund invests, in respect of one-time class action settlements and a one-time reimbursement from HSBC Global Asset Management (USA) Inc. (the “Adviser”) to the Fund related to past marketing arrangements. As a result, the Fund’s total returns for those periods were higher than they would have been had the Portfolio and the Fund not received the payments.

*	Aggregate total return.
[1]	Reflects the maximum sales charge of 5.00%.
[2]	Reflects the applicable contingent deferred sales charge maximum of 4.00%.
[3]	Reflects the applicable contingent deferred sales charge maximum of 1.00%.
[4]	For additional information, please refer to the Glossary of Terms.
[5]	The HSBC Growth Fund was initially offered for purchase effective May 7, 2004, however, no shareholder activity occurred until May 10, 2004.
[6]

Reflects the expense ratio as reported in the prospectus dated February 28, 2012. The Adviser has entered into an investment advisory agreement with the Portfolio under which it may pay the Adviser (who, in turn, pays the subadviser, Winslow Capital Management, Inc. (the “Subadviser”)) an aggregate management fee of up to 0.68% of the average daily value of the Portfolio’s net assets. Currently, the Portfolio is paying the Adviser 0.175%. The Adviser’s share of the aggregate management fee is capped at 0.175%. The Subadviser’s share of the aggregate management fee is set by contract between the Adviser and the Subadviser. The Adviser’s and Subadviser’s fees currently aggregate to 0.575%. The contract between the Adviser and Subadviser may be terminated at any time without penalty upon 30 days’ written notice to the Subadviser by the Adviser or the Portfolio upon the vote of a majority of the Trustees, or by the Subadviser upon 30 days’ written notice to the Portfolio or Adviser. Additional information pertaining to the April 30, 2012 expense ratios can be found in the financial highlights.

[7]	Return for the period May 10, 2004 to April 30, 2012.
[8]	Return for the period April 30, 2004 to April 30, 2012.

The Fund’s performance is measured against the Russell 1000® Growth Index, an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The performance of the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS       9

Portfolio Reviews (Unaudited)

HSBC Opportunity Fund (Advisor)
(Class I Shares)

HSBC Opportunity Fund
(Class A Shares, Class B Shares and Class C Shares)
by William A. Muggia, President, CEO and CIO/Portfolio Manager
Matthew W. Strobeck, Partner/Portfolio Manager
Ethan J. Meyers, Partner/Portfolio Manager
John M. Montgomery, Partner
D. Hamlen Thompson, Partner
Westfield Capital Management Company, L.P.

The HSBC Opportunity Fund and HSBC Opportunity Fund (Advisor) (collectively the “Fund”) seeks long-term growth of capital by investing in equity securities of small and mid-cap companies. Small and mid-cap companies generally are defined as those that have market capitalizations within the range of market capitalizations represented in the Russell 2500™ Growth Index. The Fund may also invest in equity securities of larger, more established companies and may invest up to 20% of its assets in securities of foreign companies. The Fund employs a two-tier structure, commonly referred to as a “master-feeder” structure, in which the Fund invests all of its investable assets in the HSBC Opportunity Portfolio (the “Portfolio”). The Portfolio employs Westfield Capital Management Company, L.P. as its subadviser.

Investment Concerns
Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities.

Small to mid-capitalization funds typically carry additional risks since smaller companies generally have a higher risk of failure, and historically, their stocks have experienced a greater degree of market volatility than stocks on average.

The growth investment style may fall out of favor in the marketplace and result in significant declines in the value of the Portfolio’s securities. Securities of companies considered to be growth investments may have rapid price swings in the event of earnings disappointments or during periods of market, political, regulatory and economics uncertainty.

There are risks associated with investing in foreign companies, such as erratic market conditions, economic and political instability and fluctuations in currency and exchange rates.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary
For the six-months ended April 30, 2012, the Class I Shares of the HSBC Opportunity Fund (Advisor) produced a 13.59% total return, and the Class A Shares of the Fund produced a 13.40% total return (without sales charge). The Russell 2500™ Growth Index1, the Fund’s primary performance benchmark, and the Lipper Mid-Cap Growth Funds Average1 returned 11.72% and 11.27%, respectively.

Portfolio Performance
Investor confidence rose early in the period due to several factors, including a more accommodative monetary policy and a strengthening U.S. economy. Near the beginning of the six-month period, housing prices were improving, unemployment levels were falling, consumer credit was expanding and small-business owners were increasingly optimistic. That boost in investor confidence led to a near-historic rally in the first three months of the year, which contributed to the Fund’s strong absolute performance during the period.

For the six-month period ended April 30, 2012, the Fund (Class I Shares) outperformed its benchmark largely due to individual stock selection. In particular, the Fund benefited from the performance of an equipment rental services provider, an electrical products provider, a specialty athletics retailer and an automotive aftermarket parts retailer. Strong stock selection in the information technology and materials sectors also boosted the Fund’s relative performance during the period.*

However, the Fund’s holdings in the health care and telecommunication services sectors detracted from its relative performance. In one case, shares of a Latin American mobile communications provider performed poorly as the company posted quarterly earnings that were below analysts’ expectations.*

* Portfolio composition is subject to change.
1 For additional information, please refer to the Glossary of Terms.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

10       HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)

HSBC Opportunity Fund

			Average Annual			Expense
Fund Performance			Total Return (%)			Ratio (%)[5][5]
	Inception	Six	1	5	10
As of April 30, 2012	Date	Months*	Year	Year	Year	Gross	Net
HSBC Opportunity Fund Class A1	9/23/96	7.73	-7.56	5.71	7.57	1.85	1.65
HSBC Opportunity Fund Class B2	1/6/98	9.26	-6.65	5.99	7.63	2.60	2.40
HSBC Opportunity Fund Class C3	11/4/98	11.97	-4.33	6.01	7.31	2.60	2.40
HSBC Opportunity Fund Class I†	9/3/96	13.59	-2.24	7.14	8.60	1.01	1.01
Russell 2500™ Growth Index[4]	—	11.72	-1.61	4.08	7.26	N/A	N/A
Lipper Mid-Cap Growth Funds Average[4]	—	11.27	-1.85	3.39	6.31	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers are in effect for the Fund through March 1, 2013 for Class A Shares, Class B Shares and Class C Shares.

Certain returns shown include monies received by the Portfolio, in which the Fund invests, in respect of one-time class action settlements and a one-time reimbursement from HSBC Global Asset Management (USA) Inc. (the “Adviser”) to the Fund related to past marketing arrangements. As a result, the Fund’s total returns for those periods were higher than they would have been had the Portfolio and the Fund not received the payments.

† The Class I Shares are issued by a series of HSBC Advisor Funds Trust, also named the HSBC Opportunity Fund.

*	Aggregate total return.
[1]	Reflects the maximum sales charge of 5.00%.
[2]	Reflects the applicable contingent deferred sales charge, maximum of 4.00%.
[3]	Reflects the applicable contingent deferred sales charge, maximum of 1.00%.
[4]	For additional information, please refer to the Glossary of Terms.
[5]

Reflects the expense ratio as reported in the prospectus dated February 28, 2012. The Adviser has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies other than the Portfolio) to an annual rate of 1.65%, 2.40%, and 2.40% for Class A Shares, Class B Shares, and Class C Shares, respectively. The expense limitation shall be in effect until March 1, 2013. Additional information pertaining to the April 30, 2012 expense ratios can be found in the financial highlights.

The Fund’s performance is measured against the Russell 2500™ Growth Index, an unmanaged index that measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. The performance for the index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

HSBC FAMILY OF FUNDS       11

Portfolio Reviews

Portfolio Composition*
April 30, 2012 (Unaudited)

HSBC Growth Portfolio
Percentage of
Investment Allocation	Investments at Value(%)
Computers & Peripherals	9.7
Software	7.3
Internet Software & Services	7.0
IT Services	6.5
Machinery	5.5
Internet & Catalog Retail	4.9
Hotels, Restaurants & Leisure	4.7
Health Care Providers & Services	4.6
Textiles, Apparel & Luxury Goods	4.0
Oil, Gas & Consumable Fuels	3.5
Communications Equipment	3.4
Road & Rail	3.4
Chemicals	3.3
Capital Markets	3.3
Aerospace & Defense	2.8
Diversified Financial Services	2.8
Biotechnology	2.7
Investment Companies	2.6
Energy Equipment & Services	2.6
Food & Staples Retailing	2.4
Health Care Equipment & Supplies	2.3
Pharmaceuticals	1.8
Real Estate Investment Trusts (REITs)	1.7
Specialty Retail	1.5
Construction & Engineering	1.3
Auto Components	1.2
Personal Products	0.8
Health Care Technology	0.7
Semiconductors & Semiconductor Equipment	0.7
Media	0.5
Metals & Mining	0.4
Total	100.0

HSBC Opportunity Portfolio
Percentage of
Investment Allocation	Investments at Value(%)
Specialty Retail	11.4
Machinery	7.4
Road & Rail	5.6
Oil, Gas & Consumable Fuels	5.4
IT Services	5.2
Health Care Equipment & Supplies	4.6
Semiconductors & Semiconductor Equipment	4.6
Aerospace & Defense	4.3
Investment Companies	4.0
Containers & Packaging	3.7
Trading Companies & Distributors	3.7
Software	3.5
Chemicals	3.5
Commercial Banks	3.1
Energy Equipment & Services	3.1
Capital Markets	2.9
Electrical Equipment	2.7
Food Products	2.7
Pharmaceuticals	2.3
Health Care Providers & Services	2.2
Life Sciences Tools & Services	2.0
Professional Services	2.0
Insurance	2.0
Commercial Services & Supplies	1.8
Real Estate Management & Development	1.7
Communications Equipment	1.6
Diversified Financial Services	1.2
Personal Products	1.2
Textiles, Apparel & Luxury Goods	0.4
Wireless Telecommunication Services	0.3
Total	100.0
____________________

* Portfolio composition is subject to change.

12       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS

Statements of Assets and Liabilities—as of April 30, 2012 (Unaudited)

			Opportunity
	Growth	Opportunity	Fund
	Fund	Fund	(Advisor)
Assets:
Investments in Affiliated Portfolios	$80,298,715	$12,672,072	$138,599,949
Receivable for capital shares issued	261,336	737	225,468
Receivable from Investment Adviser	—	8,343	—
Prepaid expenses and other assets	21,932	13,268	9,134
Total Assets	80,581,983	12,694,420	138,834,551
Liabilities:
Payable for capital shares redeemed	136,167	32,034	77,339
Payable to Investment Adviser	1,439	—	—
Accrued expenses and other liabilities:
Administration	1,642	257	2,807
Distribution	688	572	—
Shareholder Servicing	3,523	3,215	—
Transfer Agent	4,203	4,161	1,619
Trustee	79	14	62
Other	28,389	474	61,810
Total Liabilities	176,130	40,727	143,637
Net Assets	$80,405,853	$12,653,693	$138,690,914

Composition of Net Assets:
Capital	58,163,611	10,220,755	112,594,495
Accumulated net investment income loss	(50,367)	(57,718)	(258,551)
Accumulated net realized gains (losses) from investment	6,186,330	437,115	4,779,060
Unrealized appreciation/depreciation on investments	16,106,279	2,053,541	21,575,910
Net Assets	$80,405,853	$12,653,693	$138,690,914

Net Assets:
Class A Shares	$15,373,306	$11,717,978	$—
Class B Shares	739,722	481,400	—
Class C Shares	338,072	454,315	—
Class I Shares	63,954,753	—	138,690,914
	$80,405,853	$12,653,693	$138,690,914

Shares Outstanding
($0.001 par value, unlimited number of shares authorized):
Class A Shares	823,456	1,143,223	—
Class B Shares	43,605	59,128	—
Class C Shares	19,808	54,451	—
Class I Shares	3,373,735	—	10,248,040

Net Asset Value, Offering Price and Redemption Price per share:
Class A Shares	$18.67	$10.25	$—
Class B Shares(a)	$16.96	$8.14	$—
Class C Shares(a)	$17.07	$8.34	$—
Class I Shares	$18.96	$—	$13.53
Maximum Sales Charge - Class A Shares	5.00%	5.00%	—%
Maximum Offering Price per share
(Net Asset Value/(100%-maximum sales charge)) - Class A Shares	$19.65	$10.79	$—
____________________

(a)       Redemption Price per share varies by length of time shares are held.

14 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Operations—For the six months ended April 30, 2012 (Unaudited)

			Opportunity
	Growth	Opportunity	Fund
	Fund	Fund	(Advisor)
Investment Income:
Investment Income from Affiliated Portfolios (a)	$327,648	$40,810	$436,486
Expenses from Affiliated Portfolios (a)	(248,159)	(53,422)	(570,216)
Total Investment Income (Loss)	79,489	(12,612)	(133,730)

Expenses:
Administration:
Class A Shares	4,026	3,032	—
Class B Shares	240	142	—
Class C Shares	71	121	—
Class I Shares	15,316	—	35,066
Distribution:
Class B Shares	3,288	1,929	—
Class C Shares	1,017	1,676	—
Shareholder Servicing:
Class A Shares	18,649	13,159	—
Class B Shares	1,096	643	—
Class C Shares	339	559	—
Accounting	11,939	9,446	4,477
Compliance Service	298	55	525
Printing	21,966	3,082	40,746
Transfer Agent	41,686	25,560	27,554
Trustee	976	124	1,707
Registration fees	17,212	9,323	3,892
Other	6,407	1,473	10,854
Total expenses before fee reductions	144,526	70,324	124,821
Fees contractually reduced by Investment Adviser	(14,670)	(19,094)	—
Fees voluntarily reduced by Investment Adviser	—	(6,124)	—
Net Expenses	129,856	45,106	124,821

Net Investment Income (Loss)	(50,367)	(57,718)	(258,551)

Net Realized/Unrealized Gains (Losses) from Investments:(a)
Net realized gains (losses) from investment securities	6,122,254	635,080	6,376,935
Change in unrealized appreciation/depreciation on investments	2,897,258	956,239	10,434,149

Net realized/unrealized gains from investments transactions	9,019,512	1,591,319	16,811,084
Change In Net Assets Resulting From Operations	$8,969,145	$1,533,601	$16,552,533
____________________

(a)       Represents amounts allocated from the respective Affiliated Portfolios.

See notes to financial statements.	HSBC FAMILY OF FUNDS 15

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets

	Growth Fund		Opportunity Fund
	For the	For the	For the	For the
	six months ended	year ended	six months ended	year ended
	April 30, 2012	October 31, 2011	April 30, 2012	October 31, 2011
	(Unaudited)		(Unaudited)
Investment Activities:
Operations:
Net investment income (loss)	$(50,367)	$(211,298)	$(57,718)	$(91,095)
Net realized gains (losses) from investments	6,122,254	6,871,855	635,080	1,941,921
Change in unrealized appreciation/depreciation on investments	2,897,258	383,956	956,239	(495,829)
Change in net assets resulting from operations	8,969,145	7,044,513	1,533,601	1,354,997

Dividends:
Net realized gains:
Class A Shares	—	—	(1,598,939)	(183,592)
Class B Shares	—	—	(93,318)	(11,590)
Class C Shares	—	—	(76,609)	(6,561)
Change in net assets resulting from shareholder dividends	—	—	(1,768,866)	(201,743)
Change in net assets resulting from capital transactions	(2,348,296)	(582,610)	771,505	(1,316,886)
Change in net assets	6,620,849	6,461,903	536,240	(163,632)

Net Assets:
Beginning of period	73,785,004	67,323,101	12,117,453	12,281,085
End of period	$80,405,853	$73,785,004	$12,653,693	$12,117,453
Accumulated net investment income (loss)	$(50,367)	$(211,298)	$(57,718)	$(91,095)

16 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets (continued)

	Growth Fund		Opportunity Fund
	For the	For the	For the	For the
	six months ended	year ended	six months ended	year ended
	April 30, 2012	October 31, 2011	April 30, 2012	October 31, 2011
	(Unaudited)		(Unaudited)
CAPITAL TRANSACTIONS:
Class A Shares:
Proceeds from shares issued	$494,298	$1,036,796	$534,862	$2,442,156
Dividends reinvested	—	—	1,562,653	182,620
Value of shares redeemed	(2,256,974)	(3,859,930)	(1,339,832)	(3,824,914)
Class A Shares capital transactions	(1,762,676)	(2,823,134)	757,683	(1,200,138)

Class B Shares:
Proceeds from shares issued	18,024	79,343	5,269	53,441
Dividends reinvested	—	—	93,292	11,521
Value of shares redeemed	(342,508)	(448,436)	(123,648)	(249,484)
Class B Shares capital transactions	(324,484)	(369,093)	(25,087)	(184,522)

Class C Shares:
Proceeds from shares issued	81,855	81,604	11,716	97,064
Dividends reinvested	—	—	76,317	6,561
Value of shares redeemed	(25,046)	(36,230)	(49,124)	(35,851)
Class C Shares capital transactions	56,809	45,374	38,909	67,774

Class I Shares:
Proceeds from shares issued	9,043,559	15,376,187	—	—
Value of shares redeemed	(9,361,504)	(12,811,944)	—	—
Class I Shares capital transactions	(317,945)	2,564,243	—	—
Change in net assets resulting from capital transactions	$(2,348,296)	$(582,610)	$771,505	$(1,316,886)

SHARE TRANSACTIONS:
Class A Shares:
Issued	28,139	61,592	53,562	210,382
Reinvested	—	—	175,974	17,099
Redeemed	(129,770)	(232,059)	(134,311)	(346,398)
Change in Class A Shares	(101,631)	(170,467)	95,225	(118,917)

Class B Shares:
Issued	1,100	5,111	637	5,840
Reinvested	—	—	13,196	1,296
Redeemed	(21,084)	(29,395)	(15,638)	(27,608)
Change in Class B Shares	(19,984)	(24,284)	(1,805)	(20,472)

Class C Shares:
Issued	4,830	5,756	1,377	10,495
Reinvested	—	—	10,526	723
Redeemed	(1,512)	(2,539)	(6,060)	(3,974)
Change in Class C Shares	3,318	3,217	5,843	7,244

Class I Shares:
Issued	504,015	909,571	—	—
Redeemed	(530,973)	(765,583)	—	—
Change in Class I Shares	(26,958)	143,988	—	—

See notes to financial statements.	HSBC FAMILY OF FUNDS 17

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets (continued)

	Opportunity Fund (Advisor)
	For the	For the
	six months ended	year ended
	April 30, 2012	October 31, 2011
	(Unaudited)
Investment Activities:
Operations:
Net investment income (loss)	$(258,551)	$(91,185)
Net realized gains (losses) from investment transactions	6,376,935	19,552,882
Change in unrealized appreciation/depreciation from investments and foreign currencies	10,434,149	(4,003,173)
Change in net assets resulting from operations	16,552,533	15,458,524

Dividends:
Net realized gains:
Class I Shares:	(18,686,312)	(2,935,113)
Change in net assets resulting from shareholder dividends	(18,686,312)	(2,935,113)
Change in net assets resulting from capital transactions	18,807,375	(7,570,425)
Change in net assets	16,673,596	4,952,986

Net Assets:
Beginning of period	122,017,318	117,064,332
End of period	$138,690,914	$122,017,318
Accumulated net investment income (loss)	$(258,551)	$(91,185)

18 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets (continued)

	Opportunity Fund (Advisor)
	For the	For the
	six months ended	year ended
	April 30, 2012	October 31, 2011
	(Unaudited)
CAPITAL TRANSACTIONS:
Class I Shares:
Proceeds from shares issued	14,572,910	18,642,358
Dividends reinvested	17,155,964	2,626,240
Value of shares redeemed	(12,921,499)	(28,839,023)
Advisor Shares capital transactions	18,807,375	(7,570,425)
Change in net assets resulting from capital transactions	$18,807,375	$(7,570,425)

SHARE TRANSACTIONS:
Class I Shares:
Issued	1,069,604	1,309,527
Reinvested	1,465,070	187,589
Redeemed	(991,297)	(1,963,117)
Change in Advisor Shares	1,543,377	(466,001)

See notes to financial statements.	HSBC FAMILY OF FUNDS 19

HSBC - GROWTH FUND

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities			Dividends						Ratios/Supplementary Data
																Ratios of
			Net Realized			Net								Ratio of Net		Expenses to
	Net Asset	Net	and Unrealized			Realized					Net Assets	Ratio of Net		Investment		Average Net
	Value,	Investment	Gains	Total from	Net	Gains from		Net Asset			at End of	Expenses to		Income (Loss)		Assets
	Beginning	Income	(Losses) from	Investment	Investment	Investment	Total	Value, End	Total		Period	Average Net		to Average Net		(Excluding Fee	Portfolio
	of Period	(Loss)(a)	Investments	Activities	Income	Transactions	Dividends	of Period	Return(b)		(000’s)	Assets(c)		Assets(c)		Reductions)(c)	Turnover(b)(d)
CLASS A SHARES
Year Ended October 31, 2007	$14.86	— (e)	4.23	4.23	(0.01)	(1.13)	(1.14)	$17.95	30.45	%(f)	$30,858	1.11	%(f)	(0.03	)%(f)	1.22%	57%
Year Ended October 31, 2008	17.95	(0.05)	(6.51)	(6.56)	—	(0.84)	(0.84)	10.55	(38.23	)%(g)	17,180	1.20%		(0.36)%		1.22%	158%
Year Ended October 31, 2009	10.55	(0.04)	2.03	1.99	—	—	—	12.54	18.86	%(h)	15,896	1.20%		(0.33)%		1.31%	66%
Year Ended October 31, 2010	12.54	(0.07)	2.55	2.48	—	—	—	15.02	19.78	%(i)(j)	16,452	1.20%		(0.54	)%(j)	1.23%	89%
Year Ended October 31, 2011	15.02	(0.07)	1.64	1.57	—	—	—	16.59	10.45	%(k)	15,349	1.18%		(0.45)%		1.18%	56%
Six Months Ended April 30, 2012
(Unaudited)	16.59	(0.03)	2.11	2.08	—	—	—	18.67	12.54%		15,373	1.20%		(0.32)%		1.24%	20%
CLASS B SHARES
Year Ended October 31, 2007	$14.17	(0.11)	3.99	3.88	—	(1.13)	(1.13)	$16.92	29.43	%(f)	$1,630	1.86	%(f)	(0.78	)%(f)	1.98%	57%
Year Ended October 31, 2008	16.92	(0.16)	(6.07)	(6.23)	—	(0.84)	(0.84)	9.85	(38.62	)%(g)	2,839	1.95%		(1.20)%		1.96%	158%
Year Ended October 31, 2009	9.85	(0.10)	1.85	1.75	—	—	—	11.60	17.87	%(h)	2,059	1.95%		(1.06)%		2.06%	66%
Year Ended October 31, 2010	11.60	(0.16)	2.36	2.20	—	—	—	13.80	18.97	%(i)(j)	1,213	1.95%		(1.28	)%(j)	1.98%	89%
Year Ended October 31, 2011	13.80	(0.18)	1.51	1.33	—	—	—	15.13	9.64	%(k)	962	1.93%		(1.19)%		1.93%	56%
Six Months Ended April 30, 2012
(Unaudited)	15.13	(0.08)	1.91	1.83	—	—	—	16.96	12.10%		740	1.95%		(1.05)%		1.99%	20%
CLASS C SHARES
Year Ended October 31, 2007	$14.24	(0.11)	4.02	3.91	—	(1.13)	(1.13)	$17.02	29.49	%(f)	$98	1.86	%(f)	(0.79	)%(f)	1.96%	57%
Year Ended October 31, 2008	17.02	(0.16)	(6.11)	(6.27)	—	(0.84)	(0.84)	9.91	(38.63	)%(g)	72	1.95%		(1.13)%		1.97%	158%
Year Ended October 31, 2009	9.91	(0.12)	1.89	1.77	—	—	—	11.68	17.86	%(h)	120	1.95%		(1.12)%		2.05%	66%
Year Ended October 31, 2010	11.68	(0.17)	2.38	2.21	—	—	—	13.89	18.92	%(i)(j)	184	1.95%		(1.30	)%(j)	1.99%	89%
Year Ended October 31, 2011	13.89	(0.18)	1.52	1.34	—	—	—	15.23	9.65	%(k)	251	1.94%		(1.21)%		1.94%	56%
Six Months Ended April 30, 2012
(Unaudited)	15.23	(0.09)	1.93	1.84	—	—	—	17.07	12.08%		338	1.95%		(1.08)%		1.99%	20%
CLASS I SHARES
Year Ended October 31, 2007	$14.90	0.03	4.24	4.27	(0.02)	(1.13)	(1.15)	$18.02	30.73	%(f)	$30,295	0.87	%(f)	0.20	%(f)	0.96%	57%
Year Ended October 31, 2008	18.02	(0.02)	(6.54)	(6.56)	—	(0.84)	(0.84)	10.62	(38.07	)%(g)	38,868	0.95%		(0.16)%		0.97%	158%
Year Ended October 31, 2009	10.62	(0.01)	2.04	2.03	—	—	—	12.65	19.11	%(h)	39,400	0.95%		(0.08)%		1.06%	66%
Year Ended October 31, 2010	12.65	(0.04)	2.58	2.54	—	—	—	15.19	20.08	%(i)(j)	49,474	0.95%		(0.30	)%(j)	0.99%	89%
Year Ended October 31, 2011	15.19	(0.04)	1.68	1.64	—	—	—	16.83	10.80	%(k)	57,222	0.94%		(0.22)%		0.94%	56%
Six Months Ended April 30, 2012
(Unaudited)	16.83	(0.01)	2.14	2.13	—	—	—	18.96	12.66%		63,955	0.95%		(0.07)%		0.99%	20%

*	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the HSBC Growth Portfolio.
(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)

Portfolio Turnover rate is calculated on the basis of the Portfolio in which the Fund invests all of its investable assets. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)	Represents less than $0.005 or $(0.005).
(f)

During the year ended October 31, 2007, the Investment Adviser reimbursed amounts to the Fund related to past marketing arrangements. The corresponding impact to the net expense ratio, net income ratio and the total returns were 0.09%, 0.09%, 0.09% and 0.08% for Class A Shares, Class B Shares, Class C Shares and Class I Shares, respectively.

(g)

During the year ended October 31, 2008, the Portfolio in which the Fund invests received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.19%, 0.19%, 0.19% and 0.19% for Class A Shares, Class B Shares, Class C Shares and Class I Shares, respectively.

(h)

During the year ended October 31, 2009, the Portfolio in which the Fund invests received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.50%, 0.54%, 0.53% and 0.49% for Class A Shares, Class B Shares, Class C Shares and Class I Shares, respectively.

(i)

During the year ended October 31, 2010, the Portfolio in which the Fund invests received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.17%, 0.17%, 0.17% and 0.17% for Class A Shares, Class B Shares, Class C Shares and Class I Shares, respectively.

(j)

During the year ended October 31, 2010, the Fund received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. (See Note 7 in Notes to Financial Statements). The corresponding impact to the net income ratio and the total return was 0.02%, 0.02%, 0.02% and 0.02% for Class A Shares, Class B Shares, Class C Shares and Class I Shares, respectively.

(k)

During the year ended October 31, 2011, the Portfolio, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.28%, 0.28%, 0.28% and 0.28% for Class A Shares, Class B Shares, Class C Shares and Class I Shares, respectively.

20 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC - OPPORTUNITY FUND

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities			Dividends						Ratios/Supplementary Data
															Ratios of
			Net Realized		Net								Ratio of Net		Expenses to
	Net Asset	Net	and Unrealized		Realized					Net Assets	Ratio of Net		Investment		Average Net
	Value,	Investment	Gains	Total from	Gains from		Net Asset			at End of	Expenses to		Income (Loss)		Assets
	Beginning	Income	(Losses) from	Investment	Investment	Total	Value, End	Total		Period	Average Net		to Average		(Excluding Fee	Portfolio
	of Period	(Loss)(a)	Investments	Activities	Transactions	Dividends	of Period	Return(b)		(000’s)	Assets(c)		Net Assets(c)		Reductions)(c)	Turnover(b)(d)
CLASS A SHARES
Year Ended October 31, 2007	$14.29	(0.16)	4.01	3.85	(1.73)	(1.73)	$16.41	30.28	%(e)	$15,057	1.52	%(e)	(1.13	)%(e)	1.77%	69%
Year Ended October 31, 2008	16.41	(0.12)	(4.04)	(4.16)	(5.16)	(5.16)	7.09	(35.84)%		9,600	1.55%		(1.13)%		1.82%	80%
Year Ended October 31, 2009	7.09	(0.07)	0.97	0.90	(0.43)	(0.43)	7.56	14.85%		9,687	1.55%		(1.02)%		2.30%	65%
Year Ended October 31, 2010	7.56	(0.09)	2.20	2.11	—	—	9.67	27.91	%(f)(g)	11,282	1.55%		(1.00	)%(f)	2.07%	68%
Year Ended October 31, 2011	9.67	(0.07)	1.19	1.12	(0.16)	(0.16)	10.63	11.59	%(h)	11,145	1.55%		(0.62)%		1.85%	69%
Six Months Ended April 30, 2012
(Unaudited)	10.63	(0.04)	1.22	1.18	(1.56)	(1.56)	10.25	13.40	%(i)	11,718	1.55%		(0.88)%		1.96%	32%
CLASS B SHARES
Year Ended October 31, 2007	$13.25	(0.25)	3.67	3.42	(1.73)	(1.73)	$14.94	29.30	%(e)	$4,928	2.26	%(e)	(1.91	)%(e)	2.52%	69%
Year Ended October 31, 2008	14.94	(0.18)	(3.50)	(3.68)	(5.16)	(5.16)	6.10	(36.30)%		1,578	2.29%		(1.88)%		2.58%	80%
Year Ended October 31, 2009	6.10	(0.10)	0.80	0.70	(0.43)	(0.43)	6.37	13.92%		1,082	2.30%		(1.77)%		3.10%	65%
Year Ended October 31, 2010	6.37	(0.13)	1.85	1.72	—	—	8.09	27.00	%(f)(g)	658	2.30%		(1.78	)%(f)	2.86%	68%
Year Ended October 31, 2011	8.09	(0.12)	0.99	0.87	(0.16)	(0.16)	8.80	10.75	%(h)	536	2.30%		(1.36)%		2.64%	69%
Six Months Ended April 30, 2012
(Unaudited)	8.80	(0.07)	0.97	0.90	(1.56)	(1.56)	8.14	12.96	%(i)	481	2.30%		(1.63)%		2.73%	32%
CLASS C SHARES
Year Ended October 31, 2007	$13.38	(0.26)	3.72	3.46	(1.73)	(1.73)	$15.11	29.32	%(e)	$334	2.27	%(e)	(1.91	)%(e)	2.50%	69%
Year Ended October 31, 2008	15.11	(0.17)	(3.57)	(3.74)	(5.16)	(5.16)	6.21	(36.27)%		189	2.30%		(1.88)%		2.58%	80%
Year Ended October 31, 2009	6.21	(0.10)	0.81	0.71	(0.43)	(0.43)	6.49	13.83%		267	2.30%		(1.78)%		3.08%	65%
Year Ended October 31, 2010	6.49	(0.13)	1.89	1.76	—	—	8.25	27.12	%(f)(g)	341	2.30%		(1.75	)%(f)	2.86%	68%
Year Ended October 31, 2011	8.25	(0.13)	1.02	0.89	(0.16)	(0.16)	8.98	10.79	%(h)	437	2.30%		(1.38)%		2.64%	69%
Six Months Ended April 30, 2012
(Unaudited)	8.98	(0.07)	0.99	0.92	(1.56)	(1.56)	8.34	12.90	%(i)	454	2.30%		(1.63)%		2.73%	32%

*	The per share amounts and percentages reflect income and expense assuming the inclusion of the Fund’s proportionate share of the income and expenses of the HSBC Opportunity Portfolio.
(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio Turnover rate is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets.
(e)	During the year ended October 31, 2007, the Investment Adviser reimbursed amounts to the Fund related to past marketing arrangements. The corresponding impact to the net expense ratio, net income ratio and the total returns were 0.03%, 0.04% and 0.03% for Class A Shares, Class B Shares and Class C Shares, respectively.
(f)	During the year ended October 31, 2010, the respective Portfolio in which the Fund invests received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.15%, 0.15% and 0.15% for Class A Shares, Class B Shares and Class C Shares, respectively.
(g)	During the year ended October 31, 2010, the Fund received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. (See Note 7 in Notes to Financial Statements). Corresponding impact to the net income ratio and the total return was 0.01%, 0.01% and 0.01% for Class A Shares, Class B Shares and Class C Shares, respectively.
(h)	During the year ended October 31, 2011, the Portfolio, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.10%, 0.10% and 0.10% for Class A Shares, Class B Shares and Class C Shares, respectively.
(i)	During the period ended April 30, 2012, the Portfolio, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.09%, 0.09% and 0.09% for Class A Shares, Class B Shares and Class C Shares, respectively.

See notes to financial statements.	HSBC FAMILY OF FUNDS 21

HSBC - OPPORTUNITY FUND (ADVISOR)

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities			Dividends						Ratios/Supplementary Data
															Ratios of
			Net Realized		Net								Ratio of Net		Expenses to
	Net Asset	Net	and Unrealized		Realized					Net Assets	Ratio of Net		Investment		Average
	Value,	Investment	Gains	Total from	Gains from		Net Asset			at End of	Expenses to		Income (Loss)		Net Assets
	Beginning	Income	(Losses) from	Investment	Investment	Total	Value, End	Total		Period	Average Net		to Average Net		(Excluding Fee	Portfolio
	of Period	(Loss)(a)	Investments	Activities	Transactions	Dividends	of Period	Return(b)		(000’s)	Assets(c)		Assets(c)		Reductions)(c)	Turnover(b)(d)
CLASS I SHARES
Year Ended October 31, 2007	$17.28	(0.11)	4.48	4.37	(2.71)	(2.71)	$18.94	29.42	%(e)	$176,593	0.96	%(e)	(0.60	)%(e)	1.03%	69%
Year Ended October 31, 2008	18.94	(0.07)	(4.99)	(5.06)	(4.97)	(4.97)	8.91	(35.39)%		$97,841	0.97%		(0.55)%		0.97%	80%
Year Ended October 31, 2009	8.91	(0.04)	1.32	1.28	(0.26)	(0.26)	9.93	15.47%		100,285	1.02%		(0.50)%		1.02%	65%
Year Ended October 31, 2010	9.93	(0.06)	2.90	2.84	—	—	12.77	28.60	%(f)(g)	117,064	1.01%		(0.46	)%(g)	1.01%	68%
Year Ended October 31, 2011	12.77	(0.01)	1.57	1.56	(0.31)	(0.31)	14.02	12.25	%(h)	122,017	1.01%		(0.07)%		1.01%	69%
Six Months Ended April 30, 2012
(Unaudited)	14.02	(0.03)	1.61	1.58	(2.07)	(2.07)	13.53	13.59	%(i)	138,691	1.06%		(0.40)%		1.06%	32%

*	The per share amounts and percentages reflect income and expense assuming inclusion of the Fund’s proportionate share of the income and expenses of the HSBC Opportunity Portfolio.
(a)	Calculated based on average shares outstanding.
(b)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(c)	Annualized for periods less than one year.
(d)	Portfolio Turnover rate is calculated on the basis of the respective Portfolio in which the Fund invests all of its investable assets. Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(e)	During the year ended October 31, 2007, the Investment Adviser reimbursed amounts to the Fund related to past marketing arrangements. The corresponding impact to the net expense ratio, net income ratio and the total returns were 0.07% for the Class I Shares.
(f)	During the year ended October 31, 2010, the respective Portfolio in which the Fund invests received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.15% for Class I Shares.
(g)	During the year ended October 31, 2010, the Fund received a distribution from a “fair fund” established by the SEC in connection with a consent order against BISYS Fund Services, Inc. (See Note 7 in Notes to Financial Statements). The corresponding impact to the net income ratio and the total return was 0.01% for the Class I Shares.
(h)	During the year ended October 31, 2011, the Portfolio, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.10% for Class I Shares.
(i)	During the period ended April 30, 2012, the Portfolio, in which the Fund invests, received monies related to certain nonrecurring litigation settlements. The corresponding impact to the total return was 0.08% for Class I Shares.

22 HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Notes to Financial Statements—as of April 30, 2012 (Unaudited)

1. Organization:

     The HSBC Funds (formerly, HSBC Investor Funds) (the “Trust’’), a Massachusetts business trust organized on April 22, 1987, and the HSBC Advisor Funds Trust (the “Advisor Trust’’), a Massachusetts business trust organized on April 5, 1996, are registered under the Investment Company Act of 1940, as amended (the “Act’’), as open-end management investment companies. As of April 30, 2012, the Trust is comprised of 16 separate operational funds and the Advisor Trust is comprised of 1 operational fund, each a series of the HSBC Family of Funds (formerly, HSBC Investor Family of Funds), which also includes the HSBC Portfolios (formerly, HSBC Investor Portfolios) (the “Portfolio Trust’’) (collectively the “Trusts’’). The accompanying financial statements are presented for the following 3 funds (individually a “Fund’’, collectively the “Funds’’) of the Trust and Advisor Trust:

Fund	Short Name	Trust
HSBC Growth Fund (formerly, HSBC Investor
Growth Fund)	Growth Fund	Trust
HSBC Opportunity Fund (formerly, HSBC Investor
Opportunity Fund)	Opportunity Fund	Trust
HSBC Opportunity Fund (Advisor) (formerly,
HSBC Investor Opportunity Fund (Advisor))	Opportunity Fund (Advisor)	Advisor Trust

     All the Funds are diversified funds. Financial statements for all other funds of the Trusts are published separately.

     Each Fund utilizes a master-feeder fund structure and seeks to achieve its investment objectives by investing all of its investable assets in its respective Portfolio (as defined below).

		Proportionate
		Ownership
		Interest on
Fund	Respective Portfolio	April 30, 2012(%)
Growth Fund	HSBC Growth Portfolio (formerly, HSBC Investor
	Growth Portfolio)	86.0
Opportunity Fund	HSBC Opportunity Portfolio (formerly, HSBC Investor
	Opportunity Portfolio)	8.2
Opportunity Fund (Advisor)	HSBC Opportunity Portfolio (formerly, HSBC Investor
	Opportunity Portfolio)	89.5

     The HSBC Growth Portfolio and HSBC Opportunity Portfolio (individually a “Portfolio’’, collectively the “Portfolios’’) are diversified series of the Portfolio Trust. The Portfolios operate as master funds in master-feeder arrangements and also may receive investments from certain fund of funds.

     The financial statements of the Portfolios, including the Schedules of Portfolio Investments, are included elsewhere in this report. The financial statements of the Portfolios should be read in conjunction with the financial statements of the Funds.

     The Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. The Growth Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Class I Shares. The Opportunity Fund offers three classes of shares: Class A Shares, Class B Shares, and Class C Shares. Class A Shares of the Funds have a maximum sales charge of 5.00% as a percentage of the original purchase price. Class B Shares of the Funds are offered without any front-end sales charge but will be subject to a contingent deferred sales charge (“CDSC’’) ranging from a maximum of 4.00% if redeemed less than one year after purchase to 0.00% if redeemed more than four years after purchase. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase. No sales charges are assessed with respect to Class I Shares of the Funds. Each class of shares in the Funds has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

HSBC FAMILY OF FUNDS       23

HSBC FAMILY OF FUNDS

Notes to Financial Statements—as of April 30, 2012 (Unaudited) (continued)

     Under the Trusts’ organizational documents, the Trusts’ officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trusts enter into contracts with service providers, which also provide for indemnifications by the Funds. The Funds’ maximum exposure under these arrangements is unknown, as this would involve any future claims that may be made against the Funds. However, based on experience, the Trusts expect that risk of loss to be remote.

2. Significant Accounting Policies:

     The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP’’). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation:

     The Funds record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions and Related Income:

     The Funds record investments into the Portfolios on a trade date basis. The Funds record daily their proportionate share of income, expenses, changes in unrealized appreciation and depreciation and realized gains and losses derived from their respective Portfolios. In addition, the Funds accrue their own expenses daily as incurred.

Allocations:

     Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among the applicable series within the Trusts in relation to the net assets of each fund or on another reasonable basis. Class specific expenses are charged directly to the class incurring the expense. In addition, income, expenses (other than class specific expenses), and unrealized/realized gains and losses are allocated to each class based on relative net assets on a daily basis.

Dividends to Shareholders:

     Dividends to shareholders from net investment income, if any, are declared and distributed semi-annually in the case of the Growth Fund, Opportunity Fund and Opportunity (Advisor) Fund.

     The Funds’ net realized gains, if any, are distributed to shareholders at least annually. Additional distributions are also made to the Funds’ shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net capital gains of regulated investment companies.

     The amount and character of net investment income and net realized gains distributions are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax’’ differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclassification of market discounts, certain gain/loss, paydowns, and certain distributions), such amounts are reclassified within the composition of net assets; temporary differences (e.g., wash losses and post-October loss deferrals) do not require reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. To the extent distributions to shareholders from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

Federal Income Taxes:

     Each Fund is a separate taxable entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company’’ under Subchapter M of the Internal Revenue Code, as amended and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

24       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS

Notes to Financial Statements—as of April 30, 2012 (Unaudited) (continued)

     Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

3. Investment Valuation Summary:

     The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

  Level 1: quoted prices in active markets for identical assets

  Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3: significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

     The Funds record their investments in their respective Portfolios at fair value, which is typically categorized as Level 2 in the fair value hierarchy. The underlying securities of the Portfolios are recorded at fair value, as more fully discussed in the Notes to Financial Statements of the Portfolios included in this report.

     For the period ended April 30, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

     The following is a summary of the valuation inputs used as of April 30, 2012 in valuing the Funds’ investments based upon three levels defined above:

	LEVEL 1($)	LEVEL 2($)	LEVEL 3($)	TOTAL($)
Growth Fund
Investment Securities:
Affiliated Portfolio(a)	—	80,298,715	—	80,298,715
Total Investment Securities	—	80,298,715	—	80,298,715

Opportunity Fund
Investment Securities:
Affiliated Portfolio(a)	—	12,672,072	—	12,672,072
Total Investment Securities	—	12,672,072	—	12,672,072

Opportunity Fund (Advisor)
Investment Securities:
Affiliated Portfolio(a)	—	138,599,949	—	138,599,949
Total Investment Securities	—	138,599,949	—	138,599,949
____________________

(a)	Investments in Affiliated Portfolios represent ownership interests in the Portfolios. Due to the Funds’ master-feeder structure, the inputs used for valuing these instruments are categorized as Level 2.

HSBC FAMILY OF FUNDS       25

HSBC FAMILY OF FUNDS

Notes to Financial Statements—as of April 30, 2012 (Unaudited) (continued)

     The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of April 30, 2012 from the valuation input levels used on October 31, 2011.

     In May 2011, the Financial Accounting Standards Board issued an Accounting Standards Update No. 2011-04 (“ASU 2011-04”), “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Adoption of ASU No. 2011-04 will have no effect on each Fund’s net assets. At this time, management is evaluating the impact of ASU No. 2011-04 on the financial statement disclosures.

4. Related Party Transactions and Other Agreements and Plans:

Investment Management:

     HSBC Global Asset Management (USA) Inc. (“HSBC’’ or the “Investment Adviser’’), a wholly owned subsidiary of HSBC Bank USA, N.A., a national bank organized under the laws of the United States, acts as Investment Adviser to the Portfolios. As Investment Adviser, HSBC manages the investments of the Portfolios and continuously reviews, supervises, and administers the Portfolios’ investments. The Funds are not directly charged any investment management fees.

Administration:

     HSBC serves the Funds as Administrator. Under the terms of the Administration Agreement, HSBC receives from the Funds of the Trusts a fee, accrued daily and paid monthly, at an annual rate of:

Based on Average Daily Net Assets of	Fee Rate(%)
Up to $10 billion	0.0550
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $50 billion	0.0275
In excess of $50 billion	0.0250

     The fee breakpoints are determined on the basis of the aggregate average daily net assets of the Trusts. The fee is allocated to each series based upon its proportionate share of the aggregate net assets of the Trusts. For assets invested in the Portfolios by the Funds, the Portfolios pay half of the administration fee and the Funds pay half, for a combination of the total fee rate above subject to certain reductions associated with services provided to new funds. Certain administration fees of the Portfolios also may be reduced by treating them as apportioned in part to other funds making investments in the Portfolios. An amount equal to 50% of the administration fee is deemed to be class specific.

     Pursuant to a Sub-Administration Agreement with HSBC, Citi Fund Services Ohio, Inc. (“Citi’’), a wholly-owned subsidiary of Citigroup, Inc., serves as the Trusts’ Sub-Administrator, subject to the general supervision by the Trusts’ Board of Trustees (the “Board’’) and HSBC. For these services, Citi is entitled to a fee, payable by HSBC, at an annual rate equivalent to the fee rates set forth above subject to certain reductions associated with services provided to new funds, minus 0.02% which is retained by HSBC.

     Under a Compliance Services Agreement between the Trust and Citi (the “CCO Agreement’’), Citi makes an employee available to serve as the Trusts’ Chief Compliance Officer (the “CCO’’). Under the CCO Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trusts’ compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Trusts paid Citi $140,088 for the period ended April 30, 2012, plus reimbursement of certain out of pocket expenses. Expenses incurred by each Fund are reflected on the Statements of Operations as “Compliance Service.’’ Citi pays the salary and other compensation earned by individuals performing these services, as employees of Citi.

26       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS

Notes to Financial Statements—as of April 30, 2012 (Unaudited) (continued)

Distribution Arrangements:

     Foreside Distribution Services, L.P. (“Foreside’’), a wholly-owned subsidiary of Foreside Financial Group LLC, serves the Trust as Distributor (the “Distributor’’). The Trust has adopted a non-compensatory Distribution Plan and Agreement (the “Distribution Plan’’) pursuant to Rule 12b-1 of the Act. The Distribution Plan provides for reimbursement of expenses incurred by the Distributor related to distribution and marketing, at a rate not to exceed 0.25%, 1.00%, and 1.00% of the average daily net assets of Class A Shares (currently not being charged), Class B Shares (currently charging 0.75%), and Class C Shares (currently charging 0.75%) of the Funds, respectively. For the period ended April 30, 2012, Foreside, as Distributor, also received $179,432, $158,225 and $17,218 in commissions from sales of the Trusts, for Class A Shares, Class B Shares, and Class C Shares, respectively of which $25, $6 and $- were reallocated to HSBC-affiliated brokers and dealers, for Class A Shares, Class B Shares, and Class C Shares, respectively.

Shareholder Servicing:

     The Trust has adopted a Shareholder Services Plan, which provides for payments to shareholder servicing agents (which primarily consist of HSBC and its affiliates) for providing various shareholder services. For performing these services, the shareholder servicing agents receive a fee that is computed daily and paid monthly up to 0.25%, 0.25%, and 0.25% of the average daily net assets of Class A Shares, Class B Shares, and Class C Shares of the Funds, respectively. The aggregate fees paid to the Distributor pursuant to the Distribution Plan and to shareholder servicing agents pursuant to the Shareholder Services Plan currently are not intended to exceed 0.25% of the average daily net assets of Class A Shares, and 1.00% of the average daily net assets of Class B Shares and Class C Shares.

Fund Accounting and Transfer Agency:

     Citi provides fund accounting and transfer agency services for each Fund. As transfer agent, Citi receives a fee based on the number of funds and shareholder accounts, subject to certain minimums, reductions associated with services to new funds and reimbursement of certain expenses. As fund accountant, Citi receives an annual fee per series and share class, subject to certain minimums and reimbursement of certain expenses. Citi receives additional fees paid by the Trust and the Advisor Trust for blue sky exemption services.

Independent Trustees:

     Prior to January 1, 2012, the Trusts, in the aggregate, paid each Independent Trustee an annual retainer of $63,000, a fee of $5,000 for each regular meeting of the Board of Trustees attended, a fee of $3,000 for each special telephonic meeting attended, and a fee of $5,000 for each special in-person meeting attended. The Trusts also paid each Independent Trustee an annual retainer of $3,000 for each Committee on which such Trustee served as a Committee member as well as a fee of $3,000 for each Committee meeting attended. Additionally, the Trusts paid each Committee Chair an annual retainer of $6,000, with the exception of the Chair of the Audit Committee, who received a retainer of $8,000. The Trusts also paid Chairman of the Board, an additional annual retainer of $20,000, as well as an additional $4,000 for each regular meeting of the Board attended. In addition, for time expended on Board duties outside normal meetings, which is authorized by the Board, a Trustee was compensated at the rate of $500 per hour, up to a maximum of $3,000 per day.

     Effective January 1, 2012, the Trusts pay each Independent Trustee an annual retainer of $100,000. The Trusts pay a fee of $10,000 for each regular meeting of the Board of Trustees attended and a fee of $3,000 for each special meeting attended. The Trusts pay each Committee Chair an annual retainer of $3,000, with the exception of the Chair of the Audit Committee, who receives a retainer of $6,000. The Trusts also pay Chairman of the Board, an additional annual retainer of $24,000. In addition, for time expended on Board duties outside normal meetings, which is authorized by the Board, a Trustee is compensated at the rate of $500 per hour, up to a maximum of $3,000 per day.

HSBC FAMILY OF FUNDS       27

HSBC FAMILY OF FUNDS

Notes to Financial Statements—as of April 30, 2012 (Unaudited) (continued)

Fee Reductions:

     The Investment Adviser has agreed to contractually limit, through March 1, 2013, the total expenses, exclusive of interest, taxes, brokerage commissions and extraordinary expenses, of certain Funds. Each affected Fund Class has its own expense limitations based on the average daily net assets for any full fiscal year as follows:

		Current Contractual
		Expense
Fund	Class	Limitation(%)
Growth Fund	A	1.20
Growth Fund	B	1.95
Growth Fund	C	1.95
Growth Fund	I	0.95
Opportunity Fund	A	1.65
Opportunity Fund	B	2.40
Opportunity Fund	C	2.40
Opportunity Fund (Advisor)	I	1.10

     Any amounts contractually waived or reimbursed by the Investment Adviser will be subject to repayment by the Fund to the Investment Adviser within three years to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit was in effect at the time of such waiver or reimbursement. During the period ended April 30, 2012, the Investment Adviser did not recapture any of its prior contractual waivers or reimbursements. As of April 30, 2012, the repayments that may potentially be made by the Funds are as follows:

Fund	2015*	2014*	2013*	2012*	Total
Growth Fund	$14,670	$—	$22,001	$56,048	92,719
Opportunity Fund	19,094	27,228	49,041	65,792	161,155
____________________

*       The year listed above the amounts is the fiscal year ending in which the amounts will no longer be able to be recouped.

     The Administrator and Citi may voluntarily waive/reimburse fees to help support the expense limits of the Funds. In addition, HSBC, in its role as Investment Adviser and Administrator, may waive/reimburse additional fees at its discretion. Any voluntary fee waivers/reimbursements are not subject to recoupment in subsequent fiscal periods. Voluntary waivers/reimbursements may be stopped at any time. Amounts waived/reimbursed by the Investment Adviser, Administrator and Citi are reported separately on the Statements of Operations, as applicable.

5. Investment Transactions:

     Contributions and withdrawals of the respective Portfolios for the period ended April 30, 2012 totaled:

Fund	Contributions($)	Withdrawals($)
Growth Fund	4,336,773	7,554,695
Opportunity Fund	343,623	1,415,165
Opportunity Fund (Advisor)	10,834,897	11,022,425

28       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS

Notes to Financial Statements—as of April 30, 2012 (Unaudited) (continued)

6. Federal Income Tax Information:

     The tax character of dividends paid by the Funds for the latest tax year ended October 31, 2011 was as follows:

	Dividends paid from
		Net Long Term	Total
	Ordinary Income	Capital Gains	Dividends Paid*
Growth Fund	$—	$—	$—
Opportunity Fund	—	201,743	201,743
Opportunity Fund (Advisor)	—	2,935,113	2,935,113
____________________

*	Total dividends paid may differ from the amount reported in the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

     As of the latest tax year ended October 31, 2011, the components of accumulated earnings/(deficit) on a tax basis for the Funds were as follows:

			Undistributed			Accumulated		Total
	Undistributed	Undistributed	Long Term			Capital and	Unrealized	Accumulated
	Ordinary	Tax Exempt	Capital	Accumulated	Dividends	Other	Appreciation/	Earnings/
	Income	Income	Gains	Earnings	Payable	Losses	(Depreciation)(1)	(Deficit)
Growth Fund	$—	$—	$—	$—	$—	$(3,269,773)	$13,095,032	$9,825,259
Opportunity Fund	122,612	—	1,645,882	1,768,494	—	—	899,709	2,668,203
Opportunity Fund
(Advisor)	2,322,165	—	16,364,138	18,686,303	—	—	9,543,895	28,230,198
____________________

(1)	The differences between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on certain derivative instruments, the difference between book and tax amortization methods for premium and market discount, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies, and the return of capital adjustments from real estate investment trusts

     As of the latest tax year ended October 31, 2011, the following Funds have net capital loss carryforwards, which are available to offset future realized gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

Fund	Amount($)	Expires
Growth Fund	3,269,773	2017

     During the latest tax year ended October 31, 2011, the following Funds utilized capital loss carryforwards to offset capital gains realized:

Fund	Amount($)
Growth Fund	6,478,476

     The Regulated Investment Company Modernization Act of 2010 (the “RIC Modernization Act”) was signed into law on December 22, 2010. The RIC Modernization Act makes changes to several tax rules impacting the Funds. The provisions of the RIC Modernization Act will generally be effective for each Fund’s tax year ending October 31, 2012. The RIC Modernization Act allows for capital losses originating in taxable years beginning after December 22, 2010 (“postenactment capital losses”) to be carried forward indefinitely. However, the RIC Modernization Act requires any future capital gains to be first offset by post-enactment capital losses before using capital losses incurred in taxable years beginning prior to the effective date of the RIC Modernization Act. As a result of this ordering rule, capital loss carryforwards incurred in taxable years beginning prior to the effective date of the RIC Modernization Act have an increased likelihood to expire unused. Furthermore, post-enactment capital losses will retain their character as either short-term or long-term capital losses rather than being considered all short-term capital losses as under previous law.

HSBC FAMILY OF FUNDS       29

HSBC FAMILY OF FUNDS

Notes to Financial Statements—as of April 30, 2012 (Unaudited) (continued)

     The RIC Modernization Act also contains provisions which are intended to reduce the circumstances under which a regulated investment company would distribute amounts in excess of such income and gains or be required to file amended tax reporting information to its shareholders and the Internal Revenue Service. Information regarding any further effect of the RIC Modernization Act on the Funds, if any, will be contained within the “Federal Taxes” section of the financial statement notes for the fiscal year ending October 31, 2012.

7. Legal and Regulatory Matters:

     On September 26, 2006 BISYS Fund Services, Inc. (“BISYS’’), an affiliate of BISYS Fund Services Ohio, Inc. which provided various services to the Funds, reached a settlement with the Securities and Exchange Commission (the “SEC’’) regarding the SEC’s investigation related to BISYS’ past payment of certain marketing and other expenses with respect to certain of its mutual fund clients. The related settlement monies were received by the Funds during the year ended October 31, 2010. The corresponding impact to the net income ratio and total return for the year ended October 31, 2010 are disclosed in the Funds’ Financial Highlights.

8. Subsequent Events:

     Management has evaluated events and transactions through the date the financial statements were available to be issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

30       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS

Investment Adviser Contract Approval

     Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), generally requires that a majority of the trustees of a mutual fund who are not parties to an investment advisory agreement for the fund or “interested persons” of the fund, as defined in the 1940 Act (the “Independent Trustees”) review and approve the investment advisory agreement at an in person meeting for an initial period of up to two years and thereafter on an annual basis. A summary of the material factors considered by the Independent Trustees and the Boards of Trustees (the “Board”) of HSBC Funds (formerly, HSBC Investor Funds), HSBC Advisor Funds Trust and HSBC Portfolios (formerly, HSBC Investor Portfolios) (each, a “Trust”) in connection with approving investment advisory and sub-advisory agreements for the series of the Trusts (each, a “Fund”) during the semi-annual period ended April 30, 2012 and the conclusions the Independent Trustees and Board made as a result of those considerations are set forth below.

I. Annual Continuation of Advisory and Sub-Advisory Agreements

     The Board met in person on December 15-16, 2011 and the Contracts and Expense Committee thereof, which consists of the Independent Trustees of the Trusts (the “Contracts Committee”), met on November 29 and December 15, 2011 to consider, among other matters:

  the approval of the continuation of the: (i) Investment Advisory Contracts and related Supplements (“Advisory Contracts”) between the Trusts and HSBC Global Asset Management (USA) Inc. (the “Adviser”) and (ii) Sub-Advisory Agreements (“Sub-Advisory Contracts”) between the Adviser and each investment sub-adviser (“Sub-Adviser”) to one or more Funds; and

  the approval of the continuation of certain other ancillary agreements to which the Adviser is a party that obligate the Adviser to provide the Funds with administrative services, such as the Administration Agreement, Support Services Agreement and Operational Support Services Agreement (each, an “Ancillary Agreement”).

     Prior to the meetings, the Independent Trustees received and reviewed the information they thought reasonably necessary to evaluate the terms of the Advisory Contracts, Sub-Advisory Contracts and Ancillary Agreements (collectively, the “Agreements”). This information included, among other things, information about: (i) the services that the Adviser and Sub-Advisers provide; (ii) the personnel who provide such services; (iii) investment performance; (iv) trading practices of the Adviser and Sub-Advisers; (v) fees received or to be received by the Adviser and Sub-Advisers, including in comparison with the advisory fees paid by other similar funds based on materials provided by Lipper Inc.; (vi) total expense ratios, including in comparison with the total expense ratios of other similar funds based on materials provided by Lipper Inc.; (vii) the profitability of the Adviser and certain of the Sub-Advisers; and (viii) compliance-related matters pertaining to the Adviser and Sub-Advisers. Counsel to the Trusts and to the Independent Trustees were present at each Contracts Committee meeting and the Board meeting. In this regard, counsel to the Independent Trustees advised the Independent Trustees with respect to their deliberations during the process and their fiduciary obligations under Section 15(c) of the 1940 Act.

     On November 29, 2011, the Contracts Committee convened and its members reviewed the information provided in advance of the meeting and discussed, among other things: (i) the Administration Agreement; (ii) the Trusts’ arrangements with the Sub-Advisers and the Funds advised by the Sub-Advisers; (iii) the fees and performance record of the Funds that are money market funds (“Money Market Funds”); and (iv) compliance matters. At the conclusion of the meeting, the Committee requested certain additional information from the Adviser with respect to other accounts managed by the Adviser and pricing information regarding certain Funds, among other matters. The Contracts Committee also convened on December 15, 2011 to discuss, among other things: (i) the Adviser’s investment advisory arrangements with respect to the Aggressive Strategy Fund, Balanced Strategy Fund, Conservative Strategy Fund, and Moderate Strategy Fund (collectively, the “World Selection Funds”); (ii) the HSBC U.S. Treasury Money Market Fund (formerly, HSBC Investor U.S. Treasury Money Market Fund); (iii) certain subadvisory fee breakpoints; (iv) services provided to the Funds under the Ancillary Agreements; and (v) the Adviser’s response to the follow-up questions posed by the Contracts Committee following the November 29, 2011 Contracts Committee meeting. Following the December 15, 2011 Contracts Committee meeting, the members of the Contracts Committee determined to recommend to the Board, including the Independent Trustees, that the Agreements be continued for an additional one-year period.

     At the in-person meeting held on December 15-16, 2011, the Board, including the Independent Trustees, reviewed and discussed the materials and other information provided by the Adviser and Sub-Advisers and considered the previous deliberations and recommendation of the Contracts Committee. As a result of this process, the Board and Independent Trustees determined to approve the continuation of the Agreements with respect to each Fund.

HSBC FAMILY OF FUNDS       31

HSBC FAMILY OF FUNDS

Investment Adviser Contract Approval (continued)

     The Board and the Independent Trustees made these determinations on the basis of the following considerations, among others:

     Nature, Extent, and Quality of Services Provided by Adviser and Sub-Advisers. The Independent Trustees examined the nature, quality and extent of the investment advisory and administrative support services provided by the Adviser to the Funds, as well as the quality and experience of the Adviser’s personnel. In this regard, the Independent Trustees considered the capabilities and performance of the Adviser’s Multimanager unit with respect to the World Selection Funds and the equity Funds, the capabilities and performance of the Adviser’s Emerging Markets Debt Team with respect to the emerging markets debt Funds, as well as the capabilities and performance of the Adviser’s portfolio management and credit review teams with respect to the Money Market Funds. The Independent Trustees also considered the nature, quality and extent of the administrative support services that the Adviser provides to the Funds, including the Adviser’s oversight and management of the Funds’ other service providers.

     The Independent Trustees also took note of: (i) the long-term relationship between the Adviser and the Funds; (ii) the Adviser’s reputation and financial condition; (iii) the reduction during the period in the HSBC Family of Fund’s net assets; (iv) the liquidation of certain Funds; and (v) the efforts undertaken by the Adviser to foster the growth and development of the Funds since the inception of each of the Funds, including the recent development and launch of the HSBC Emerging Markets Debt Fund, HSBC Emerging Markets Local Debt Fund and HSBC Frontier Markets Fund. With respect to the Money Market Funds, the Independent Trustees considered the financial support the Adviser and its affiliates have afforded the Money Market Funds, such as the fee waivers and reimbursements made to maintain a non-negative yield for the Money Market Funds more recently. In addition, the Independent Trustees considered the Adviser’s performance in fulfilling its responsibilities for overseeing its own and the Sub-Advisers’ compliance with the Funds’ compliance policies and procedures and investment objectives.

     The Independent Trustees also examined the nature, quality and extent of the services that the Sub-Advisers provide to their respective Funds. In this regard, the Independent Trustees considered the investment performance and the portfolio risk characteristics achieved by the Sub-Advisers and the Sub-Advisers’ portfolio management teams, their experience, and the quality of their compliance programs, among other factors.

     Based on these considerations, the Independent Trustees concluded that they were satisfied with the nature, quality and extent of the services provided by the Adviser and Sub-Advisers, and that the services provided supported continuance of the Agreements.

     Investment Performance of the Funds, Adviser and Sub-Advisers. The Independent Trustees considered the investment performance of each Fund over various periods of time, as compared to one another as well as to comparable funds and one or more benchmark indices. In the context of the World Selection Funds, the Independent Trustees considered the relative underperformance of the World Selection Funds in light of data provided by Lipper Inc., and representations by the Adviser regarding market factors that contributed to the relative underperformance, as well as their investment outlook. In the context of the HSBC Growth Portfolio (formerly, HSBC Investor Growth Portfolio), the Independent Trustees favorably noted the consistent performance record of the Portfolio. In the context of the Money Market Funds, the Independent Trustees considered the yield support that the Adviser had provided in order for the Money Market Funds to retain non-negative performance. The Independent Trustees determined that the Funds’ investment performance and the Adviser’s actions to improve investment performance, where applicable, supported continuance of the Agreements.

     Costs of Services and Profits Realized by the Adviser and Sub-Advisers. The Independent Trustees considered the costs of the services provided by the Adviser and Sub-Advisers and the expense ratios of the Funds more generally. The Independent Trustees considered the Adviser’s profitability and costs, including by means of an analysis provided by the Adviser of its estimated profitability attributable to its relationship with the Funds. The Independent Trustees also considered the advisory fees under the Advisory Contracts and compared those fees to the fees of similar funds, which had been compiled and provided by Lipper Inc. The Independent Trustees determined that the Funds had advisory fees competitive with those of similar funds, noting the resources, expertise and experience provided to the Funds.

     The Independent Trustees also compared the advisory fees under the Advisory Contracts with those of other accounts managed by the Adviser, and evaluated information provided as to why advisory fees may differ between mutual funds and other advisory relationships, including increased shareholder activity. In this regard, the Independent Trustees concluded that differences in advisory fees assessed between the Funds and other accounts managed by the Adviser did not preclude approval of the Advisory Contracts.

32       HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS

Investment Adviser Contract Approval (continued)

     With respect to the administrative support services provided by the Adviser, the Independent Trustees considered the fees charged for such services and evaluated the fees payable to the Adviser and those payable to other providers of administrative services to the Funds.

     The Independent Trustees also considered the costs of the services provided by the Sub-Advisers, as applicable; the relative portions of the total advisory fees paid to the Sub-Advisers and retained by the Adviser in its capacity as the Funds’ investment adviser; and the services provided by the Adviser and Sub-Advisers. In the context of the HSBC Growth Portfolio, the Independent Trustees considered the subadvisory fee breakpoint structure. The Independent Trustees also considered information on profitability where provided by the Sub-Advisers.

     The Independent Trustees concluded that the advisory fees payable to the Adviser and the Funds’ Sub-Advisers were fair and reasonable in light of the factors set forth above.

     Other Relevant Considerations. The Independent Trustees also considered the extent to which the Adviser and Sub-Advisers had achieved economies of scale, whether the Funds’ expense structure permits economies of scale to be shared with the Funds’ shareholders and, if so, the extent to which the Funds’ shareholders may benefit from these economies of scale. The Independent Trustees also noted the contractual caps on certain Fund expenses provided by the Adviser with respect to many of the Funds in order to reduce or control the overall operating expenses of those Funds. The Independent Trustees also considered certain information provided by the Adviser and Sub-Advisers with respect to the benefits they may derive from their relationships with the Funds, including the fact that certain Sub-Advisers have “soft dollar” arrangements with respect to Fund brokerage and therefore may have access to research and other permissible services.

     In light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote of those present in person at the meeting (including a separate unanimous vote of the Independent Trustees present in person at the meeting) approved the continuation of each Agreement.

HSBC FAMILY OF FUNDS       33

HSBC FAMILY OF FUNDS

Table of Shareholder Expenses—as of April 30, 2012 (Unaudited)

     As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution fees and/or shareholder servicing fees and other Fund expenses (including expenses allocated from the Portfolios). These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

     These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2011 through April 30, 2012.

Actual Example

     The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		11/1/11	4/30/12	11/1/11 - 4/30/12	11/1/11 - 4/30/12
Growth Fund	Class A Shares	$1,000.00	$1,125.40	$6.34	1.20%
	Class B Shares	1,000.00	1,121.00	10.28	1.95%
	Class C Shares	1,000.00	1,120.80	10.28	1.95%
	Class I Shares	1,000.00	1,126.60	5.02	0.95%
Opportunity Fund	Class A Shares	1,000.00	1,134.00	8.22	1.55%
	Class B Shares	1,000.00	1,129.60	12.18	2.30%
	Class C Shares	1,000.00	1,129.00	12.17	2.30%
Opportunity Fund (I Shares)	Class I Shares	1,000.00	1,135.90	5.63	1.06%
____________________

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one half year period).

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Annualized
		Beginning	Ending	Expenses Paid	Expense Ratio
		Account Value	Account Value	During Period*	During Period
		11/1/11	4/30/12	11/1/11 - 4/30/12	11/1/11 - 4/30/12
Growth Fund	Class A Shares	$1,000.00	$1,018.90	$6.02	1.20%
	Class B Shares	1,000.00	1,015.17	9.77	1.95%
	Class C Shares	1,000.00	1,015.17	9.77	1.95%
	Class I Shares	1,000.00	1,020.14	4.77	0.95%
Opportunity Fund	Class A Shares	1,000.00	1,017.16	7.77	1.55%
	Class B Shares	1,000.00	1,013.43	11.51	2.30%
	Class C Shares	1,000.00	1,013.43	11.51	2.30%
Opportunity Fund (I Shares)	Class I Shares	1,000.00	1,019.59	5.32	1.06%
____________________

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one half year period).

34       HSBC FAMILY OF FUNDS

HSBC GROWTH PORTFOLIO

Schedule of Portfolio Investments—as of April 30, 2012 (Unaudited)

Common Stocks – 97.1%
	Shares	Value ($)
Aerospace & Defense – 2.8%
Precision Castparts Corp.	5,700	1,005,309
United Technologies Corp.	19,300	1,575,652
		2,580,961

Auto Components – 1.2%
BorgWarner, Inc.(a)	14,700	1,161,888

Biotechnology – 2.6%
Biogen Idec, Inc.(a)	10,300	1,380,303
Celgene Corp.(a)	14,900	1,086,508
		2,466,811

Capital Markets – 3.3%
Franklin Resources, Inc.	11,500	1,443,365
TD Ameritrade Holding Corp.	38,900	730,931
The Goldman Sachs Group, Inc.	7,900	909,685
		3,083,981

Chemicals – 3.3%
Ecolab, Inc.	20,100	1,280,169
Monsanto Co.	23,700	1,805,466
		3,085,635

Communications Equipment – 3.4%
QUALCOMM, Inc.	49,700	3,172,848

Computers & Peripherals – 9.7%
Apple, Inc.(a)	9,450	5,521,068
EMC Corp.(a)	90,600	2,555,826
NetApp, Inc.(a)	25,500	990,165
		9,067,059

Construction & Engineering – 1.3%
Fluor Corp.	21,400	1,235,850

Diversified Financial Services – 2.8%
IntercontinentalExchange, Inc.(a)	7,600	1,011,104
JPMorgan Chase & Co.	36,500	1,568,770
		2,579,874

Energy Equipment & Services – 2.6%
Cameron International Corp.(a)	17,400	891,750
FMC Technologies, Inc.(a)	32,700	1,536,900
		2,428,650

Food & Staples Retailing – 2.4%
Costco Wholesale Corp.	11,400	1,005,138
CVS Caremark Corp.	27,000	1,204,740
		2,209,878

Health Care Equipment & Supplies – 2.3%
Edwards Lifesciences Corp.(a)	11,000	912,670
Intuitive Surgical, Inc.(a)	1,755	1,014,741
Varian Medical Systems, Inc.(a)	3,500	221,970
		2,149,381

Health Care Providers & Services – 4.6%
Express Scripts Holding Co.(a)	27,750	1,548,172
UnitedHealth Group, Inc.	48,400	2,717,660
		4,265,832

Health Care Technology – 0.7%
Cerner Corp.(a)	8,100	656,829

Hotels, Restaurants & Leisure – 4.7%
Las Vegas Sands Corp.	34,700	1,925,503
Starbucks Corp.	26,300	1,509,094
Yum! Brands, Inc.	13,200	960,036
		4,394,633

Internet & Catalog Retail – 4.9%
Amazon.com, Inc.(a)	7,650	1,774,035
Priceline.com, Inc.(a)	3,685	2,803,622
		4,577,657

Internet Software & Services – 7.0%
Baidu, Inc. ADR(a)	12,725	1,688,608
eBay, Inc.(a)	23,100	948,255
Google, Inc., Class A(a)	3,610	2,184,880
LinkedIn Corp., Class A(a)	7,400	802,530
VeriSign, Inc.	22,600	929,086
		6,553,359

IT Services – 6.5%
Cognizant Technology Solutions Corp.(a)	32,100	2,353,572
Teradata Corp.(a)	5,200	362,856
Visa, Inc., Class A	26,900	3,308,162
		6,024,590

Machinery – 5.5%
Caterpillar, Inc.	13,400	1,377,118
Danaher Corp.	51,200	2,776,064
Illinois Tool Works, Inc.	17,100	981,198
		5,134,380

Media – 0.5%
CBS Corp., Class B	13,700	456,895

Metals & Mining – 0.4%
Cliffs Natural Resources, Inc.	6,400	398,464

Oil, Gas & Consumable Fuels – 3.5%
Concho Resources, Inc.(a)	16,200	1,736,316
Occidental Petroleum Corp.	16,500	1,505,130
		3,241,446

Personal Products – 0.8%
The Estee Lauder Cos., Inc., Class A	11,800	771,130

Pharmaceuticals – 1.7%
Perrigo Co.	5,700	597,930
Shire plc ADR	10,600	1,034,136
		1,632,066

See notes to financial statements.	HSBC PORTFOLIOS 35

HSBC GROWTH PORTFOLIO

Schedule of Portfolio Investments—as of April 30, 2012 (Unaudited) (continued)

Common Stocks, continued
	Shares	Value ($)
Real Estate Investment Trusts (REITs) – 1.7%
American Tower Corp.	23,700	1,554,246

Road & Rail – 3.4%
Union Pacific Corp.	28,200	3,170,808

Semiconductors & Semiconductor Equipment – 0.7%
Altera Corp.	17,600	626,032

Software – 7.3%
Autodesk, Inc.(a)	22,900	901,573
Intuit, Inc.	15,600	904,332
Microsoft Corp.	40,400	1,293,608
Oracle Corp.	62,300	1,830,997
Salesforce.com, Inc.(a)	11,900	1,853,187
		6,783,697

Specialty Retail – 1.5%
O’Reilly Automotive, Inc.(a)	8,100	854,226
Ulta Salon, Cosmetics & Fragrance, Inc.	6,600	581,988
		1,436,214

Textiles, Apparel & Luxury Goods – 4.0%
Coach, Inc.	12,600	921,816
Fossil, Inc.(a)	6,300	823,221
Michael Kors Holdings Ltd.(a)	10,100	461,267
Ralph Lauren Corp.	8,600	1,481,522
		3,687,826
TOTAL COMMON STOCKS
(COST $69,073,618)		90,588,920

Investment Company – 2.6%
Northern Institutional Diversified Assets
Portfolio, Institutional Shares, 0.01%(b)	2,440,887	2,440,887
TOTAL INVESTMENT COMPANY
(COST $2,440,887)		2,440,887
TOTAL INVESTMENT SECURITIES
(COST $71,514,505) — 99.7%		93,029,807
____________________

Percentages indicated are based on net assets of $93,344,762.

(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on April 30, 2012.

ADR American Depositary Receipt

36 HSBC PORTFOLIOS	See notes to financial statements.

HSBC OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments—as of April 30, 2012 (Unaudited)

Common Stocks – 95.9%
	Shares	Value ($)
Aerospace & Defense – 4.3%
BE Aerospace, Inc.(a)	75,390	3,545,592
TransDigm Group, Inc.(a)	25,100	3,165,612
		6,711,204

Capital Markets – 2.9%
Lazard Ltd., Class A	79,490	2,186,770
Raymond James Financial, Inc.	61,210	2,241,510
		4,428,280

Chemicals – 3.5%
Celanese Corp., Series A	57,240	2,773,850
Westlake Chemical Corp.	41,865	2,677,267
		5,451,117

Commercial Banks – 3.1%
Comerica, Inc.	91,130	2,917,982
First Horizon National Corp.	1	9
First Republic Bank(a)	57,320	1,893,280
		4,811,271

Commercial Services & Supplies – 1.8%
Waste Connections, Inc.	84,185	2,713,283

Communications Equipment – 1.6%
Comverse Technology, Inc.(a)	578	3,728
JDS Uniphase Corp.(a)	135,260	1,643,409
Polycom, Inc.(a)	61,300	813,451
		2,460,588

Containers & Packaging – 3.7%
Crown Holdings, Inc.(a)	78,370	2,898,122
Packaging Corp. of America	98,040	2,861,788
		5,759,910

Diversified Financial Services – 1.2%
MSCI, Inc., Class A(a)	51,750	1,893,533

Electrical Equipment – 2.7%
Hubbell, Inc., Class B	51,990	4,171,678

Energy Equipment & Services – 3.1%
Ensco International plc ADR	35,970	1,965,760
Rowan Cos., Inc.(a)	80,490	2,779,320
		4,745,080

Food Products – 2.7%
Ralcorp Holdings, Inc.(a)	56,440	4,109,396

Health Care Equipment & Supplies – 4.6%
DENTSPLY International, Inc.	99,810	4,098,198
Hologic, Inc.(a)	79,410	1,518,319
IDEXX Laboratories, Inc.(a)	17,720	1,558,120
		7,174,637

Health Care Providers & Services – 2.2%
Coventry Health Care, Inc.	112,530	3,374,775

Insurance – 2.0%
Everest Re Group Ltd.	30,710	3,043,361

IT Services – 5.2%
Alliance Data Systems Corp.(a)	32,520	4,178,495
FleetCor Technologies, Inc.(a)	64,480	2,550,184
Syntel, Inc.	23,140	1,385,854
		8,114,533

Life Sciences Tools & Services – 2.0%
Mettler-Toledo International, Inc. (a)	17,340	3,109,409

Machinery – 7.4%
Crane Co.	58,494	2,581,340
Gardner Denver, Inc.	41,640	2,712,430
IDEX Corp.	61,070	2,644,942
The Timken Co.	61,300	3,464,063
		11,402,775

Oil, Gas & Consumable Fuels – 5.3%
Alpha Natural Resources, Inc.(a)	84,962	1,370,437
Denbury Resources, Inc.(a)	157,120	2,991,565
Tesoro Corp.(a)	168,890	3,926,692
		8,288,694

Personal Products – 1.1%
Nu Skin Enterprises, Inc., Class A	33,440	1,782,352

Pharmaceuticals – 2.3%
Elan Corp. plc ADR(a)	253,850	3,500,591

Professional Services – 2.0%
IHS, Inc., Class A(a)	30,350	3,067,475

Real Estate Management & Development – 1.7%
Jones Lang LaSalle, Inc.	33,830	2,704,370

Road & Rail – 5.6%
Hertz Global Holdings, Inc.(a)	202,820	3,125,456
Landstar System, Inc.	56,570	3,030,455
Ryder System, Inc.	50,360	2,453,539
		8,609,450

Semiconductors & Semiconductor Equipment – 4.6%
NXP Semiconductors NV(a)	62,290	1,610,197
ON Semiconductor Corp.(a)	166,290	1,373,555
Skyworks Solutions, Inc.(a)	78,830	2,139,446
Teradyne, Inc.(a)	115,480	1,987,411
		7,110,609

Software – 3.5%
Informatica Corp. (a)	69,850	3,214,497
Nuance Communications, Inc.(a)	91,700	2,241,148
		5,455,645

Specialty Retail – 11.4%
American Eagle Outfitters, Inc.	157,960	2,844,859
Foot Locker, Inc.	159,820	4,888,894
O’Reilly Automotive, Inc.(a)	35,050	3,696,373
Signet Jewelers Ltd.	65,940	3,215,894
Williams-Sonoma, Inc.	76,020	2,941,214
		17,587,234

Textiles, Apparel & Luxury Goods – 0.4%
Michael Kors Holdings Ltd.(a)	15,130	690,987

See notes to financial statements.	HSBC PORTFOLIOS 37

HSBC OPPORTUNITY PORTFOLIO

Schedule of Portfolio Investments—as of April 30, 2012 (Unaudited)

Common Stocks, continued
	Shares	Value ($)
Trading Companies & Distributors – 3.7%
United Rentals, Inc.(a)	66,640	3,110,755
WESCO International, Inc.(a)	39,430	2,617,758
		5,728,513

Wireless Telecommunication Services – 0.3%
NII Holdings, Inc.(a)	33,420	467,713

TOTAL COMMON STOCKS
(COST $123,944,145)		148,468,463

Investment Company – 4.0%
Northern Institutional Government Select
Portfolio, Institutional Shares, 0.01%(b)	6,231,280	6,231,280
TOTAL INVESTMENT COMPANY
(COST $6,231,280)		6,231,280
TOTAL INVESTMENTS SECURITIES
(COST $130,175,425) — 99.9%		154,699,743

Percentages indicated are based on net assets of $154,887,989.

(a)	Represents non-income producing security.
(b)	The rate represents the annualized one-day yield that was in effect on April 30, 2012.

ADR American Depositary Receipt

38 HSBC PORTFOLIOS	See notes to financial statements.

HSBC PORTFOLIOS

Statements of Assets and Liabilities—as of April 30, 2012 (Unaudited)

	Growth	Opportunity
	Portfolio	Portfolio
Assets:
Investments in non-affiliates, at value	$93,029,807	$154,699,743
Dividends receivable	33,302	28,118
Receivable for investments sold	1,121,664	2,205,972
Prepaid expenses and other assets	155	236
Total Assets	94,184,928	156,934,069

Liabilities:
Payable for investments purchased	776,258	1,934,711
Accrued expenses and other liabilities:
Investment Management	50,282	100,860
Administration	2,558	4,206
Custodian	60	101
Trustee	149	78
Other	10,859	6,124
Total Liabilities	840,166	2,046,080

Applicable to investors’ beneficial interest	$93,344,762	$154,887,989
Total Investments, at cost	$71,514,505	$130,175,425

See notes to financial statements.	HSBC PORTFOLIOS 39

HSBC PORTFOLIOS

Statements of Operations—For the six months ended April 30, 2012 (Unaudited)

	Growth	Opportunity
	Portfolio	Portfolio
Investment Income:
Dividends	$420,021	$493,142
Total Investment Income	420,021	493,142

Expenses:
Investment Management	270,926	592,358
Administration	14,011	22,186
Accounting	22,145	22,058
Compliance Service	415	614
Custodian	8,162	12,819
Printing	1,307	1,909
Professional	5,306	7,485
Trustee	1,353	1,975
Other	4,022	5,383
Total Expenses	327,647	666,787

Net Investment Income (Loss)	92,374	(173,645)

Net Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	8,967,627	7,366,429
Change in unrealized appreciation/depreciation on investments	1,676,015	11,628,065

Net realized/unrealized gains from investments	10,643,642	18,994,494
Change In Net Assets Resulting From Operations	$10,736,016	$18,820,849

40 HSBC PORTFOLIOS	See notes to financial statements.

HSBC PORTFOLIOS

Statements of Changes in Net Assets

	Growth		Opportunity
	Portfolio		Portfolio
	For the	For the	For the	For the
	six months ended	year ended	six months ended	year ended
	April 30, 2012	October 31, 2011	April 30, 2012	October 31, 2011
	(Unaudited)		(Unaudited)
Investment Activities:
Operations:
Net investment income (loss)	$92,374	$69,416	$(173,645)	$79,759
Net realized gains (losses) from investments	8,967,627	10,568,671	7,366,429	24,005,437
Change in unrealized appreciation/depreciation
from investments	1,676,015	387,197	11,628,065	(5,303,339)
Change in net assets resulting from operations	10,736,016	11,025,284	18,820,849	18,781,857
Proceeds from contributions	6,039,296	20,411,483	11,789,218	16,493,895
Value of withdrawals	(28,719,437)	(24,898,681)	(17,046,480)	(33,352,902)
Change in net assets resulting from transactions from
investors’ beneficial interest	(22,680,141)	(4,487,198)	(5,257,262)	(16,859,007)
Change in net assets	(11,944,125)	6,538,086	13,563,587	1,922,850

Net Assets:
Beginning of period	105,288,887	98,750,801	141,324,402	139,401,552
End of period	$93,344,762	$105,288,887	$154,887,989	$141,324,402

See notes to financial statements.	HSBC PORTFOLIOS 41

HSBC PORTFOLIO

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

			Ratio/Supplementary Data
						Ratios of
					Ratio of Net	Expenses
				Ratio of Net	Investment	to Average
			Net Assets at	Expenses to	Income (Loss)	Net Assets
	Total		End of Period	Average Net	to Average Net	(Excluding Fee	Portfolio
	Return(a)		(000’s)	Assets(b)	Assets(b)	Reductions)(b)	Turnover(a)
GROWTH PORTFOLIO
Year Ended October 31, 2007	31.11%		$89,686	0.62%	0.45%	0.62%	57%
Year Ended October 31, 2008	(37.75	)%(c)	81,942	0.62%	0.19%	0.62%	158%
Year Ended October 31, 2009	19.31%		88,163	0.69%	0.17%	0.69%	66%
Year Ended October 31, 2010	20.34%		98,751	0.68%	(0.04)%	0.68%	89%
Year Ended October 31, 2011	11.07%		105,289	0.66%	0.07%	0.66%	56%
Six Months Ended April 30, 2012 (Unaudited)	12.80%		93,345	0.70%	0.20%	0.70%	20%
OPPORTUNITY PORTFOLIO
Year Ended October 31, 2007	30.54%		$224,268	0.91%	(0.55)%	0.91%	69%
Year Ended October 31, 2008	(35.30)%		127,970	0.87%	(0.46)%	0.87%	80%
Year Ended October 31, 2009	15.41%		129,748	0.90%	(0.37)%	0.90%	65%
Year Ended October 31, 2010	28.74%		139,402	0.89%	(0.35)%	0.89%	68%
Year Ended October 31, 2011	12.40%		141,324	0.88%	0.05%	0.88%	69%
Six Months Ended April 30, 2012 (Unaudited)	13.71%		154,888	0.90%	(0.23)%	0.90%	32%

(a)	Not annualized for period less than one year.
(b)	Annualized for periods less than one year.
(c)	During the year ended October 31, 2008, Winslow Capital Management, Inc. reimbursed $64,658 to the Growth Portfolio related to violations of certain investment policies and limitations. The corresponding impact to total return was 0.08%.

42 HSBC PORTFOLIOS	See notes to financial statements.

HSBC PORTFOLIOS

Notes to Financial Statements—as of April 30, 2012 (Unaudited)

1. Organization:

     The HSBC Portfolios (formerly, HSBC Investor Portfolios) (the “Portfolio Trust’’), is an open-end management investment company organized as a New York trust under the laws of the State of New York on November 1, 1994. The Portfolio Trust contains the following master funds (individually a “Portfolio,’’ collectively the “Portfolios’’):

Portfolio	Short Name
HSBC Growth Portfolio (formerly, HSBC Investor Growth Portfolio)	Growth Portfolio
HSBC Opportunity Portfolio (formerly, HSBC Investor Opportunity Portfolio)	Opportunity Portfolio

     The Portfolios operate as master funds in master-feeder arrangements, in which other funds invest all or part of their investable assets in the Portfolios. The Portfolios also receive investments from funds of funds. The Declaration of Trust permits the Board of Trustees (the “Board’’) to issue an unlimited number of beneficial interests in the Portfolios.

     The Portfolios are diversified series of the Portfolio Trust and are part of the HSBC Family of Funds (formerly, HSBC Investor Family of Funds), which also includes HSBC Advisor Funds Trust and HSBC Funds (formerly, HSBC Investor Funds) collectively (the “Trusts’’). Financial statements for all other funds of the Trusts are published separately.

     Under the Portfolio Trust’s organizational documents, the Portfolio Trust’s officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolios. In addition, in the normal course of business, the Portfolio Trust may enter into contracts with its service providers, which also provide for indemnifications by the Portfolios. The Portfolios’ maximum exposure under these arrangements is unknown as this would involve any future claims that may be made against the Portfolios. However, based on experience, the Portfolio Trust expects that risk of loss to be remote.

2. Significant Accounting Policies:

     The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles (“GAAP’’). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation:

     The Portfolios record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

Investment Transactions and Related Income:

     Investment transactions are accounted for not later than on business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Investment gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount. Dividend income is recorded on the ex-dividend date.

Expense Allocations:

     Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributable to a Portfolio are allocated proportionally among the applicable portfolios or funds within the HSBC Family of Funds in relation to net assets or on another reasonable basis.

HSBC PORTFOLIOS       43

HSBC PORTFOLIOS

Notes to Financial Statements—as of April 30, 2012 (Unaudited) (continued)

Federal Income Taxes:

     Each Portfolio will be treated as a partnership for U.S. federal income tax purposes. Accordingly, each Portfolio passes through all of its net investment income and gains and losses to its feeder funds, and is therefore not subject to U.S. federal income tax. As such, investors in the Portfolios will be taxed on their respective share of the Portfolios’ ordinary income and realized gains. It is intended that the Portfolios will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies.

     Management of the Portfolios has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

3. Investment Valuation Summary:

     The valuation techniques employed by the Portfolios, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Portfolios’ investments are summarized in the three broad levels listed below:

  Level 1: quoted prices in active markets for identical assets

  Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

  Level 3: significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

     Exchange traded, domestic equity securities are valued at the last sale price on a national securities exchange, or in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market and are typically categorized as Level 1 in the fair value hierarchy.

     Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities and are typically categorized as Level 1 in the fair value hierarchy. Mutual funds are valued at their net asset values, as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

     Repurchase agreements are valued at original cost and are typically categorized as Level 2 in the fair value hierarchy.

     Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event, are valued pursuant to procedures adopted by the Trusts’ Board (“Procedures”). Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. Examples of potentially significant events that could affect the value of an individual security and thus require pricing under the procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by a Portfolio include governmental actions, natural disasters, and armed conflicts.

     For the period ended April 30, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

44       HSBC PORTFOLIOS

HSBC PORTFOLIOS

Notes to Financial Statements—as of April 30, 2012 (Unaudited) (continued)

     The following is a summary of the valuation inputs used as of April 30, 2012 in valuing the Portfolios’ investments based upon three levels defined above:

	LEVEL 1 ($)	LEVEL 2 ($)	LEVEL 3 ($)	Total ($)
Growth Portfolio
Investment Securities:
Common Stocks (a)	90,588,920	—	—	90,588,920
Investment Company	2,440,887	—	—	2,440,887
Total Investment Securities	93,029,807	—	—	93,029,807
Opportunity Portfolio
Investment Securities:
Common Stocks (a)	148,468,463	—	—	148,468,463
Investment Company	6,231,280	—	—	6,231,280
Total Investment Securities	154,699,743	—	—	154,699,743
____________________

(a)	For detailed investment categorizations, see the accompanying Schedules of Portfolio Investments.

     The Portfolio Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1, 2 or 3 as of April 30, 2012 from the valuation input levels used on October 31, 2011.

     In May 2011, the Financial Accounting Standards Board issued an Accounting Standards Update No. 2011-04 (“ASU 2011-04”), “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS”. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. Adoption of ASU No. 2011-04 will have no effect on each Portfolio’s net assets. At this time, management is evaluating the impact of ASU No. 2011-04 on the financial statement disclosures.

4. Related Party Transactions and Other Agreements:

Investment Management:

     HSBC Global Asset Management (USA) Inc. (“HSBC’’ or the “Investment Adviser’’), a wholly owned subsidiary of HSBC Bank USA, N.A., a national bank organized under the laws of the United States, acts as the Investment Adviser to the Portfolios pursuant to an investment management contract with the Portfolio Trust. As Investment Adviser, HSBC manages the investments of the Portfolios and continuously reviews, supervises, and administers the Portfolios’ investments. Winslow Capital Management, Inc. (“Winslow’’) and Westfield Capital Management Company, L.P. (“Westfield’’) serve as subadvisers for the Growth Portfolio and Opportunity Portfolio, and are paid for their services directly by the respective Portfolios.

     For their services, the Investment Adviser and Winslow receive in aggregate, from the Growth Portfolio, a fee, accrued daily and paid monthly, at an annual rate of:

Based on Average Daily Net Assets of all Sub-Adviser serviced funds and separate accounts affiliated with HSBC:	Fee Rate(%)*
Up to $250 million	0.575
In excess of $250 million but not exceeding $500 million	0.525
In excess of $500 million but not exceeding $750 million	0.475
In excess of $750 million but not exceeding $1 billion	0.425
In excess of $1 billion	0.375
____________________
*

The Growth Portfolio may pay the Investment Adviser and Winslow an aggregate maximum fee of up to 0.68%. Currently, the Investment Adviser’s contractual fee is 0.175% and Winslow’s maximum contractual fee is 0.40%. Accordingly, the current aggregate maximum fee rate is 0.575%.

HSBC PORTFOLIOS       45

HSBC PORTFOLIOS

Notes to Financial Statements—as of April 30, 2012 (Unaudited) (continued)

     For their services, the Investment Adviser and Westfield receive in aggregate, a fee, accrued daily and paid monthly, at an annual rate of 0.80% of the Opportunity Portfolio’s average daily net assets.

     Any voluntary fee waivers/reimbursements are not subject to recoupment in subsequent fiscal periods. Voluntary waiver/reimbursements may be stopped at any time.

Administration:

     HSBC serves the Trusts as Administrator. Under the terms of the Administration Agreement, HSBC receives from the Trusts a fee, accrued daily and paid monthly at an annual rate of:

Based on Average Daily Net Assets of	Fee Rate(%)
Up to $10 billion	0.0550
In excess of $10 billion but not exceeding $20 billion	0.0350
In excess of $20 billion but not exceeding $50 billion	0.0275
In excess of $50 billion	0.0250

     The fee rates and breakpoints are determined on the basis of the aggregate average daily net assets of the Trusts, however, the assets of the Portfolios and HSBC Funds and HSBC Advisor Fund that invest in the Portfolios are not double-counted. The total administration fee paid to HSBC is allocated to each series based upon its proportionate share of the aggregate net assets of the Trusts. For assets invested in the Portfolios by the HSBC Funds and HSBC Advisor Fund, the Portfolios pay half of the administration fee and the other funds pay half of the administration fee, for a combination of the total fee rate set forth above.

     Pursuant to a Sub-Administration Agreement with HSBC, Citi Fund Services Ohio, Inc. (“Citi’’), a wholly-owned subsidiary of Citigroup, Inc., serves as the Trusts’ Sub-Administrator subject to the general supervision by the Trusts’ Board and HSBC. For these services, Citi is entitled to a fee, payable by HSBC, at an annual rate equivalent to the fee rates set forth above subject to certain reductions associated with services provided to new portfolios, minus 0.02% which is retained by HSBC.

     Under a Compliance Services Agreement between the Trusts and Citi (the “CCO Agreement’’), Citi makes an employee available to serve as the Trusts’ Chief Compliance Officer (the “CCO’’). Under the CCO Agreement, Citi also provides infrastructure and support in implementing the written policies and procedures comprising the Trusts’ compliance program, including support services to the CCO. For the services provided under the CCO Agreement, the Trusts paid Citi $140,088 for the period ended April 30, 2012, plus reimbursement of certain expenses. Expenses incurred by each Portfolio are reflected on the Statements of Operations as “Compliance Services.’’ Citi pays the salary and other compensation earned by individuals as employees of Citi.

Fund Accounting:

     Citi provides fund accounting services for the Portfolio Trust. For its services to the Portfolios, Citi receives an annual fee per portfolio, including reimbursement of certain expenses, that is accrued daily and paid monthly.

Independent Trustees:

     Prior to January 1, 2012, the Trusts, in the aggregate, paid each Independent Trustee an annual retainer of $63,000, a fee of $5,000 for each regular meeting of the Board of Trustees attended, a fee of $3,000 for each special telephonic meeting attended, and a fee of $5,000 for each special in-person meeting attended. The Trusts also paid each Independent Trustee an annual retainer of $3,000 for each Committee on which such Trustee served as a Committee member as well as a fee of $3,000 for each Committee meeting attended. Additionally, the Trusts paid each Committee Chair an annual retainer of $6,000, with the exception of the Chair of the Audit Committee, who received a retainer of $8,000. The Trusts also paid Chairman of the Board, an additional annual retainer of $20,000, as well as an additional $4,000 for each regular meeting of the Board attended. In addition, for time expended on Board duties outside normal meetings, which is authorized by the Board, a Trustee was compensated at the rate of $500 per hour, up to a maximum of $3,000 per day.

     Effective January 1, 2012, the Trusts pay each Independent Trustee an annual retainer of $100,000. The Trusts pay a fee of $10,000 for each regular meeting of the Board of Trustees attended and a fee of $3,000 for each special meeting attended. The Trusts pay each Committee Chair an annual retainer of $3,000, with the exception of the Chair of the Audit

46       HSBC PORTFOLIOS

HSBC PORTFOLIOS

Notes to Financial Statements—as of April 30, 2012 (Unaudited) (continued)

Committee, who receives a retainer of $6,000. The Trusts also pay Chairman of the Board, an additional annual retainer of $24,000. In addition, for time expended on Board duties outside normal meetings, which is authorized by the Board, a Trustee is compensated at the rate of $500 per hour, up to a maximum of $3,000 per day.

5. Investment Transactions:

     Cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) for the period ended April 30, 2012 were as follows:

Portfolio Name	Purchases	Sales
Growth Portfolio	$18,837,965	$40,532,187
Opportunity Portfolio	46,007,974	51,825,486

     For the period ended April 30, 2012, there were no long-term U.S. government securities held by the Portfolio Trust.

6. Federal Income Tax Information:

     At April 30, 2012, the cost basis of securities for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation/
Fund	Tax Cost($)	Appreciation($)	Depreciation($)	(Depreciation)($)*
Growth Portfolio	68,243,244	25,426,536	(639,973)	24,786,563
Opportunity Portfolio	132,084,921	29,229,252	(6,614,430)	22,614,822
____________________
* The difference between book-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales.

7. Subsequent Events:

     Management has evaluated events and transactions through the date the financial statements were available to be issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

HSBC PORTFOLIOS       47

HSBC PORTFOLIOS

Investment Adviser Contract Approval

     Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), generally requires that a majority of the trustees of a mutual fund who are not parties to an investment advisory agreement for the fund or “interested persons” of the fund, as defined in the 1940 Act (the “Independent Trustees”) review and approve the investment advisory agreement at an in person meeting for an initial period of up to two years and thereafter on an annual basis. A summary of the material factors considered by the Independent Trustees and the Boards of Trustees (the “Board”) of HSBC Funds (formerly, HSBC Investor Funds), HSBC Advisor Funds Trust and HSBC Portfolios (formerly, HSBC Investor Portfolios) (each, a “Trust”) in connection with approving investment advisory and sub-advisory agreements for the series of the Trusts (each, a “Fund”) during the semi-annual period ended April 30, 2012 and the conclusions the Independent Trustees and Board made as a result of those considerations are set forth below.

I. Annual Continuation of Advisory and Sub-Advisory Agreements

     The Board met in person on December 15-16, 2011 and the Contracts and Expense Committee thereof, which consists of the Independent Trustees of the Trusts (the “Contracts Committee”), met on November 29 and December 15, 2011 to consider, among other matters:

  the approval of the continuation of the: (i) Investment Advisory Contracts and related Supplements (“Advisory Contracts”) between the Trusts and HSBC Global Asset Management (USA) Inc. (the “Adviser”) and (ii) Sub-Advisory Agreements (“Sub-Advisory Contracts”) between the Adviser and each investment sub-adviser (“Sub-Adviser”) to one or more Funds; and

  the approval of the continuation of certain other ancillary agreements to which the Adviser is a party that obligate the Adviser to provide the Funds with administrative services, such as the Administration Agreement, Support Services Agreement and Operational Support Services Agreement (each, an “Ancillary Agreement”).

     Prior to the meetings, the Independent Trustees received and reviewed the information they thought reasonably necessary to evaluate the terms of the Advisory Contracts, Sub-Advisory Contracts and Ancillary Agreements (collectively, the “Agreements”). This information included, among other things, information about: (i) the services that the Adviser and Sub-Advisers provide; (ii) the personnel who provide such services; (iii) investment performance; (iv) trading practices of the Adviser and Sub-Advisers; (v) fees received or to be received by the Adviser and Sub-Advisers, including in comparison with the advisory fees paid by other similar funds based on materials provided by Lipper Inc.; (vi) total expense ratios, including in comparison with the total expense ratios of other similar funds based on materials provided by Lipper Inc.; (vii) the profitability of the Adviser and certain of the Sub-Advisers; and (viii) compliance-related matters pertaining to the Adviser and Sub-Advisers. Counsel to the Trusts and to the Independent Trustees were present at each Contracts Committee meeting and the Board meeting. In this regard, counsel to the Independent Trustees advised the Independent Trustees with respect to their deliberations during the process and their fiduciary obligations under Section 15(c) of the 1940 Act.

     On November 29, 2011, the Contracts Committee convened and its members reviewed the information provided in advance of the meeting and discussed, among other things: (i) the Administration Agreement; (ii) the Trusts’ arrangements with the Sub-Advisers and the Funds advised by the Sub-Advisers; (iii) the fees and performance record of the Funds that are money market funds (“Money Market Funds”); and (iv) compliance matters. At the conclusion of the meeting, the Committee requested certain additional information from the Adviser with respect to other accounts managed by the Adviser and pricing information regarding certain Funds, among other matters. The Contracts Committee also convened on December 15, 2011 to discuss, among other things: (i) the Adviser’s investment advisory arrangements with respect to the Aggressive Strategy Fund, Balanced Strategy Fund, Conservative Strategy Fund, and Moderate Strategy Fund (collectively, the “World Selection Funds”); (ii) the HSBC U.S. Treasury Money Market Fund (formerly, HSBC Investor U.S. Treasury Money Market Fund); (iii) certain subadvisory fee breakpoints; (iv) services provided to the Funds under the Ancillary Agreements; and (v) the Adviser’s response to the follow-up questions posed by the Contracts Committee following the November 29, 2011 Contracts Committee meeting. Following the December 15, 2011 Contracts Committee meeting, the members of the Contracts Committee determined to recommend to the Board, including the Independent Trustees, that the Agreements be continued for an additional one-year period.

     At the in-person meeting held on December 15-16, 2011, the Board, including the Independent Trustees, reviewed and discussed the materials and other information provided by the Adviser and Sub-Advisers and considered the previous deliberations and recommendation of the Contracts Committee. As a result of this process, the Board and Independent Trustees determined to approve the continuation of the Agreements with respect to each Fund.

48      HSBC PORTFOLIOS

HSBC PORTFOLIOS

Investment Adviser Contract Approval (continued)

     The Board and the Independent Trustees made these determinations on the basis of the following considerations, among others:

     Nature, Extent, and Quality of Services Provided by Adviser and Sub-Advisers. The Independent Trustees examined the nature, quality and extent of the investment advisory and administrative support services provided by the Adviser to the Funds, as well as the quality and experience of the Adviser’s personnel. In this regard, the Independent Trustees considered the capabilities and performance of the Adviser’s Multimanager unit with respect to the World Selection Funds and the equity Funds, the capabilities and performance of the Adviser’s Emerging Markets Debt Team with respect to the emerging markets debt Funds, as well as the capabilities and performance of the Adviser’s portfolio management and credit review teams with respect to the Money Market Funds. The Independent Trustees also considered the nature, quality and extent of the administrative support services that the Adviser provides to the Funds, including the Adviser’s oversight and management of the Funds’ other service providers.

     The Independent Trustees also took note of: (i) the long-term relationship between the Adviser and the Funds; (ii) the Adviser’s reputation and financial condition; (iii) the reduction during the period in the HSBC Family of Fund’s net assets; (iv) the liquidation of certain Funds; and (v) the efforts undertaken by the Adviser to foster the growth and development of the Funds since the inception of each of the Funds, including the recent development and launch of the HSBC Emerging Markets Debt Fund, HSBC Emerging Markets Local Debt Fund and HSBC Frontier Markets Fund. With respect to the Money Market Funds, the Independent Trustees considered the financial support the Adviser and its affiliates have afforded the Money Market Funds, such as the fee waivers and reimbursements made to maintain a non-negative yield for the Money Market Funds more recently. In addition, the Independent Trustees considered the Adviser’s performance in fulfilling its responsibilities for overseeing its own and the Sub-Advisers’ compliance with the Funds’ compliance policies and procedures and investment objectives.

     The Independent Trustees also examined the nature, quality and extent of the services that the Sub-Advisers provide to their respective Funds. In this regard, the Independent Trustees considered the investment performance and the portfolio risk characteristics achieved by the Sub-Advisers and the Sub-Advisers’ portfolio management teams, their experience, and the quality of their compliance programs, among other factors.

     Based on these considerations, the Independent Trustees concluded that they were satisfied with the nature, quality and extent of the services provided by the Adviser and Sub-Advisers, and that the services provided supported continuance of the Agreements.

     Investment Performance of the Funds, Adviser and Sub-Advisers. The Independent Trustees considered the investment performance of each Fund over various periods of time, as compared to one another as well as to comparable funds and one or more benchmark indices. In the context of the World Selection Funds, the Independent Trustees considered the relative underperformance of the World Selection Funds in light of data provided by Lipper Inc., and representations by the Adviser regarding market factors that contributed to the relative underperformance, as well as their investment outlook. In the context of the HSBC Growth Portfolio (formerly, HSBC Investor Growth Portfolio), the Independent Trustees favorably noted the consistent performance record of the Portfolio. In the context of the Money Market Funds, the Independent Trustees considered the yield support that the Adviser had provided in order for the Money Market Funds to retain non-negative performance. The Independent Trustees determined that the Funds’ investment performance and the Adviser’s actions to improve investment performance, where applicable, supported continuance of the Agreements.

     Costs of Services and Profits Realized by the Adviser and Sub-Advisers. The Independent Trustees considered the costs of the services provided by the Adviser and Sub-Advisers and the expense ratios of the Funds more generally. The Independent Trustees considered the Adviser’s profitability and costs, including by means of an analysis provided by the Adviser of its estimated profitability attributable to its relationship with the Funds. The Independent Trustees also considered the advisory fees under the Advisory Contracts and compared those fees to the fees of similar funds, which had been compiled and provided by Lipper Inc. The Independent Trustees determined that the Funds had advisory fees competitive with those of similar funds, noting the resources, expertise and experience provided to the Funds.

     The Independent Trustees also compared the advisory fees under the Advisory Contracts with those of other accounts managed by the Adviser, and evaluated information provided as to why advisory fees may differ between mutual funds and other advisory relationships, including increased shareholder activity. In this regard, the Independent Trustees concluded that differences in advisory fees assessed between the Funds and other accounts managed by the Adviser did not preclude approval of the Advisory Contracts.

HSBC PORTFOLIOS       49

HSBC PORTFOLIOS

Investment Adviser Contract Approval (continued)

     With respect to the administrative support services provided by the Adviser, the Independent Trustees considered the fees charged for such services and evaluated the fees payable to the Adviser and those payable to other providers of administrative services to the Funds.

     The Independent Trustees also considered the costs of the services provided by the Sub-Advisers, as applicable; the relative portions of the total advisory fees paid to the Sub-Advisers and retained by the Adviser in its capacity as the Funds’ investment adviser; and the services provided by the Adviser and Sub-Advisers. In the context of the HSBC Growth Portfolio, the Independent Trustees considered the subadvisory fee breakpoint structure. The Independent Trustees also considered information on profitability where provided by the Sub-Advisers.

     The Independent Trustees concluded that the advisory fees payable to the Adviser and the Funds’ Sub-Advisers were fair and reasonable in light of the factors set forth above.

     Other Relevant Considerations. The Independent Trustees also considered the extent to which the Adviser and Sub-Advisers had achieved economies of scale, whether the Funds’ expense structure permits economies of scale to be shared with the Funds’ shareholders and, if so, the extent to which the Funds’ shareholders may benefit from these economies of scale. The Independent Trustees also noted the contractual caps on certain Fund expenses provided by the Adviser with respect to many of the Funds in order to reduce or control the overall operating expenses of those Funds. The Independent Trustees also considered certain information provided by the Adviser and Sub-Advisers with respect to the benefits they may derive from their relationships with the Funds, including the fact that certain Sub-Advisers have “soft dollar” arrangements with respect to Fund brokerage and therefore may have access to research and other permissible services.

     In light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote of those present in person at the meeting (including a separate unanimous vote of the Independent Trustees present in person at the meeting) approved the continuation of each Agreement.

50       HSBC PORTFOLIOS

HSBC PORTFOLIOS

Table of Shareholder Expenses—as of April 30, 2012 (Unaudited)

     As a shareholder of the Portfolios, you incur ongoing costs, including management fees and other Fund expenses.

     These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.

     These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2011 through April 30, 2012.

Actual Example

     The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

				Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	11/1/11	4/30/12	11/1/11 - 4/30/12	11/1/11 - 4/30/12
Growth Portfolio	$1,000.00	$1,128.00	$3.70	0.70%
Opportunity Portfolio	1,000.00	1,137.10	4.78	0.90%
____________________

*

Expenses are equal to the average account value over the period multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one half year period).

Hypothetical Example for Comparison Purposes

     The table below provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

     Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Annualized
	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period
	11/1/11	4/30/12	11/1/11 - 4/30/12	11/1/11 - 4/30/12
Growth Portfolio	$1,000.00	$1,021.38	$3.52	0.70%
Opportunity Portfolio	1,000.00	1,020.39	4.52	0.90%
____________________

*

Expenses are equal to the average account value over the period multiplied by the Portfolio’s annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one half year period).

HSBC PORTFOLIOS       51

     Other Information:

     Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-525-5757 for HSBC Bank USA and HSBC Brokerage (USA) Inc. clients and 1-800-782-8183 for all other shareholders; (ii) on the Funds’ website at www.investorfunds.us.hsbc.com; and (iii) on the Security and Exchange Commission’s (“Commission”) website at http://www.sec.gov.

     The Funds file their complete schedules of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds’ Schedules of Investments will be available no later than 60 days after each period end, without charge, on the Funds’ website at www.investorfunds.us.hsbc.com.

     An investment in a Fund is not a deposit of HSBC Bank USA, National Association, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

52       HSBC PORTFOLIOS

HSBC FAMILY OF FUNDS:

INVESTMENT ADVISER AND ADMINISTRATOR
HSBC Global Asset Management (USA) Inc.
452 Fifth Avenue
New York, NY 10018

SUB-ADVISERS
       HSBC Growth Portfolio
       Winslow Capital Management, Inc.
       4720 IDS Tower
       80 South Eighth Street
       Minneapolis, MN 55402

       HSBC Opportunity Portfolio
       Westfield Capital Management Company, L.P.
       One Financial Center
       Boston, MA 02111

SHAREHOLDER SERVICING AGENTS
       For HSBC Bank USA, N.A. and
       HSBC Securities (USA) Inc. Clients
       HSBC Bank USA, N.A.
       452 Fifth Avenue
       New York, NY 10018
       1-888-525-5757

       For All Other Shareholders
       HSBC Funds
       P.O. Box 182845
       Columbus, OH 43218
       1-800-782-8183

TRANSFER AGENT
Citi Fund Services
3435 Stelzer Road
Columbus, OH 43219

DISTRIBUTOR
Foreside Distribution Services, L.P.
690 Taylor Road, Suite 150
Gahanna, OH 43230

CUSTODIAN
The Northern Trust Company
50 South LaSalle Street
Chicago, IL 60603

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
KPMG LLP
191 West Nationwide Blvd., Suite 500
Columbus, OH 43215

LEGAL COUNSEL
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006

The HSBC Family of Funds are distributed by Foreside Distribution Services, L.P. This document must be preceded or accompanied by a current prospectus for the HSBC Funds, which you should read carefully before you invest or send money.

— NOT FDIC INSURED	— NO BANK GUARANTEE	— MAY LOSE VALUE

HSB-SAR-RTL-0612	6/12

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included as a part of the report to shareholders filed under Item 1.
(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable – Only effective for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HSBC ADVISOR FUNDS TRUST

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti
President

Date	June 27, 2012

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Richard A. Fabietti
Richard A. Fabietti
President

Date	June 27, 2012

By (Signature and Title)	/s/ Ty Edwards
Ty Edwards
Treasurer

Date	June 27, 2012